Message From New York Life Insurance and Annuity Corporation

Dear Policyowner:

We’re pleased to provide the December 31, 2011 Annual Report(s) for the Investment Divisions in your New York Life variable annuity policy*.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions. In addition, some of the portfolio managers provide a discussion of their portfolio’s performance.

In an effort to both conserve resources and minimize the amount of paper mailed to you, we are providing the annual reports for the underlying investment divisions to you in a new format. Contained in this package is one or more annual report(s) for the investment divisions that your policy(ies) were allocated to as of December 31, 2011.

You can sign up to receive future Annual Reports (as well as other policy documents and reports) via eDelivery** online at www.newyorklife.com/vsc. Once enrolled, you’ll receive your Annual Reports by e-mail whenever they are released.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2012

*	New York Life Variable Annuities are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation).

**	Electronic delivery is currently offered to policyowners of variable annuities (except for policies formerly known as MainStay Variable Annuities or New York Life Variable Annuities sold by registered representatives of third-party broker dealers). At this time, electronic delivery is not available for any New York Life products that are owned by Corporations, Trusts or other Organizations. For full details on electronic delivery — including who can participate and what you can receive via eDelivery — please log on to www.newyorklife.com/vsc.

SMRU # 468360

Annual Report Table of Contents

The 2011 Annual Report for the Portfolios of the MainStay VP Funds Trust is provided to those policyowners that had allocations to any of the following Investment Divisions as of December 31, 2011:

MainStay VP Balanced – Service Class

MainStay VP Bond – Initial Class

MainStay VP Cash Management

MainStay VP Common Stock – Initial Class

MainStay VP Conservative Allocation – Service Class

MainStay VP Convertible – Initial Class

MainStay VP Flexible Bond Opportunities – Service Class

MainStay VP Floating Rate – Service Class

MainStay VP Government – Initial Class

MainStay VP Growth Allocation – Service Class

MainStay VP Growth Equity – Initial Class

MainStay VP High Yield Corporate Bond – Initial Class

MainStay VP ICAP Select Equity – Initial Class

MainStay VP Income Builder – Initial Class

MainStay VP International Equity – Initial Class

MainStay VP Large Cap Growth – Initial Class

MainStay VP Mid Cap Core – Initial Class

MainStay VP Moderate Allocation – Service Class

MainStay VP Moderate Growth Allocation – Service Class

MainStay VP S&P 500 Index – Initial Class

MainStay VP U.S. Small Cap – Initial Class

The individual 2011 Annual Reports for the following New York Life Variable Annuities Investment Divisions (other than Portfolios of the MainStay VP Funds Trust) are provided to policyowners based on their allocations as of December 31, 2011:

Alger Small Cap Growth – Class I-2 Shares (closed to new investors)

BlackRock® Global Allocation V.I. Fund – Class III Shares

Calvert VP SRI Balanced Portfolio

Columbia Variable Portfolio – Small Cap Value Fund – Class 2

Dreyfus IP Technology Growth – Initial Shares

Fidelity® VIP Contrafund® – Initial Class

Fidelity® VIP Equity-Income – Initial Class

Fidelity® VIP Mid Cap – Service Class 2

Janus Aspen Balanced Portfolio – Institutional Shares

Janus Aspen Worldwide Portfolio – Institutional Shares

MFS® Investors Trust Series – Initial Class

MFS® Research Series – Initial Class

MFS® Utilities Series – Service Class

Neuberger Berman AMT Mid-Cap Growth Portfolio – Class S

PIMCO Real Return Portfolio – Advisor Class

Royce Micro-Cap Portfolio – Investment Class

Royce Small-Cap Portfolio – Investment Class

T. Rowe Price Equity Income Portfolio

UIF Emerging Markets Equity Portfolio – Class I

Van Eck VIP Global Hard Assets

Victory VIF Diversified Stock – Class A Shares

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Statement of Assets and Liabilities

As of December 31, 2011

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management

ASSETS:
Investment at net asset value	$2,381,700	$14,643,028	$12,257,956
Dividends due and accrued	—	—	110
Net receivable (payable) to New York Life Insurance and Annuity Corporation	21,531	(6,969)	(37,590)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	78	481	1,601
Administrative charges	7	40	134

Total net assets	$2,403,146	$14,635,538	$12,218,741

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners	$2,403,146	$14,635,538	$12,218,741

Variable accumulation unit value	$11.72	$22.80	$1.40

Identified Cost of Investment	$2,352,985	$13,817,559	$12,257,977

	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class

ASSETS:
Investment at net asset value	$36,355,165	$60,705,242	$23,679,719
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	30,314	35,391	5,567

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,199	1,995	782
Administrative charges	100	166	65

Total net assets	$36,384,180	$60,738,472	$23,684,439

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners	$36,384,180	$60,738,472	$23,684,439

Variable accumulation unit value	$22.52	$32.25	$13.30

Identified Cost of Investment	$44,862,550	$58,399,472	$24,401,353

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Initial Class	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Service Class

$20,711,623	$6,911,214	$8,369,446	$343,062	$4,408,284	$13,351,005	$2,397,445
—	—	—	—	15,631	—	—
(30,090)	—	55,714	—	(10,958)	(17,290)	—

684	227	275	11	145	439	79
57	19	23	1	12	37	7

$20,680,792	$6,910,968	$8,424,862	$343,050	$4,412,800	$13,333,239	$2,397,359

$20,680,792	$6,910,968	$8,424,862	$343,050	$4,412,800	$13,333,239	$2,397,359

$27.56	$12.12	$23.46	$9.76	$11.40	$22.24	$9.98

$22,871,919	$6,365,235	$7,711,017	$343,931	$4,289,823	$13,075,840	$2,556,415

MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Initial Class

$32,931,402	$6,612,725	$3,442,262	$6,934,918	$6,813,621	$7,269,081	$42,071,614
—	—	—	—	—	—	—
(13)	27,991	(17,423)	(13,495)	—	—	(12)

1,082	216	113	229	224	239	1,389
90	18	9	19	19	20	116

$32,930,217	$6,640,482	$3,424,717	$6,921,175	$6,813,378	$7,268,822	$42,070,097

$32,930,217	$6,640,482	$3,424,717	$6,921,175	$6,813,378	$7,268,822	$42,070,097

$26.71	$18.72	$15.08	$15.95	$11.45	$10.79	$30.65

$32,975,934	$9,373,540	$3,020,887	$5,648,390	$6,186,585	$7,161,924	$40,196,672

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares

ASSETS:
Investment at net asset value	$2,423,131	$3,493,770	$391,671
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	12,958	8,231	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	80	115	13
Administrative charges	7	10	1

Total net assets	$2,436,002	$3,501,876	$391,657

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners	$2,436,002	$3,501,876	$391,657

Variable accumulation unit value	$13.62	$14.14	$8.94

Identified Cost of Investment	$1,987,278	$2,884,811	$422,618

	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class

ASSETS:
Investment at net asset value	$9,686,127	$504,032	$543,784
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	(5)	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	319	17	18
Administrative charges	27	1	2

Total net assets	$9,685,776	$504,014	$543,764

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners	$9,685,776	$504,014	$543,764

Variable accumulation unit value	$14.60	$10.47	$12.04

Identified Cost of Investment	$11,991,073	$513,380	$520,113

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Institutional Shares

$878,584	$740,687	$758,669	$22,575,590	$7,609,242	$4,213,302	$20,289,773
—	—	—	—	—	—	—

—	17,059	—	46,876	56,383	(6,383)	(149)

29	25	25	744	251	139	667
2	2	2	62	21	12	56

$878,553	$757,719	$758,642	$22,621,660	$7,665,353	$4,206,768	$20,288,901

$878,553	$757,719	$758,642	$22,621,660	$7,665,353	$4,206,768	$20,288,901

$20.22	$12.62	$11.19	$26.35	$18.42	$18.69	$28.84

$898,679	$738,709	$798,349	$27,233,845	$9,333,703	$4,237,387	$18,879,001

MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S	PIMCO Real Return Portfolio— Advisor Class	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I

$10,632,817	$699,002	$2,746,098	$1,678,574	$1,206,936	$6,321,093	$6,069,506
—	—	119	—	—	—	—

—	—	—	8,572	(4,439)	(17,812)	8,512

349	23	90	55	40	209	199
29	2	8	5	3	17	17

$10,632,439	$698,977	$2,746,119	$1,687,086	$1,202,454	$6,303,055	$6,077,802

$10,632,439	$698,977	$2,746,119	$1,687,086	$1,202,454	$6,303,055	$6,077,802

$22.32	$16.32	$11.35	$14.32	$12.71	$14.92	$21.45

$11,227,104	$594,041	$2,743,129	$1,504,485	$1,033,001	$7,226,558	$7,223,617

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Van Eck VIP Global Hard Assets	Victory VIF Diversified Stock— Class A Shares

ASSETS:
Investment at net asset value	$9,458,870	$289,664
Dividends due and accrued	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	(7)	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	309	10
Administrative charges	26	1

Total net assets	$9,458,528	$289,653

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners	$9,458,528	$289,653

Variable accumulation unit value	$34.55	$11.05

Identified Cost of Investment	$9,747,555	$292,418

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

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Statement of Operations

For the year ended December 31, 2011

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management

INVESTMENT INCOME (LOSS):
Dividend income	$34,575	$458,691	$1,148
Mortality and expense risk charges	(31,100)	(174,942)	(137,038)
Administrative charges	(2,714)	(15,008)	(11,748)

Net investment income (loss)	761	268,741	(147,638)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	544,102	3,374,334	9,423,289
Cost of investments sold	(560,914)	(3,052,679)	(9,424,167)

Net realized gain (loss) on investments	(16,812)	321,655	(878)
Realized gain distribution received	—	213,013	—
Change in unrealized appreciation (depreciation) on investments	49,167	18,258	1,074

Net gain (loss) on investments	32,355	552,926	196

Net increase (decrease) in net assets resulting from operations	$33,116	$821,667	$(147,442)

	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$182,845	$3,832,351	$356,608
Mortality and expense risk charges	(483,101)	(772,574)	(308,451)
Administrative charges	(44,742)	(65,965)	(27,332)

Net investment income (loss)	(344,998)	2,993,812	20,825

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,852,218	13,650,659	4,121,019
Cost of investments sold	(8,624,306)	(13,634,448)	(4,610,005)

Net realized gain (loss) on investments	(2,772,088)	16,211	(488,986)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	2,130,116	71,243	(213,023)

Net gain (loss) on investments	(641,972)	87,454	(702,009)

Net increase (decrease) in net assets resulting from operations	$(986,970)	$3,081,266	$(681,184)

(a)	For the period May 1, 2011(Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Initial Class	MainStay VP Flexible Bond Opportunities— Service Class(a)	MainStay VP Floating Rate— Service Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Service Class

$326,816	$146,090	$222,471	$8,848	$187,932	$440,331	$17,375
(275,161)	(88,969)	(119,505)	(1,263)	(57,079)	(163,664)	(32,617)
(24,288)	(7,602)	(10,338)	(105)	(4,866)	(14,271)	(2,789)

27,367	49,519	92,628	7,480	125,987	262,396	(18,031)

4,444,538	2,256,074	2,516,305	62,987	1,481,136	3,345,016	532,674
(6,792,434)	(2,096,126)	(2,416,617)	(65,359)	(1,375,465)	(3,117,239)	(630,477)

(2,347,896)	159,948	99,688	(2,372)	105,671	227,777	(97,803)
—	28,670	—	—	—	109,473	—
2,344,399	(137,946)	(790,907)	(869)	(212,113)	2,380	4,244

(3,497)	50,672	(691,219)	(3,241)	(106,442)	339,630	(93,559)

$23,870	$100,191	$(598,591)	$4,239	$19,545	$602,026	$(111,590)

MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Initial Class

$1,326,427	$254,043	$—	$66,047	$115,433	$80,396	$740,571
(420,943)	(95,634)	(44,149)	(94,201)	(88,026)	(95,533)	(536,998)
(37,000)	(8,244)	(3,861)	(8,076)	(7,541)	(8,156)	(47,738)

868,484	150,165	(48,010)	(36,230)	19,866	(23,293)	155,835

5,432,112	1,267,788	852,088	1,616,751	1,752,729	1,210,071	6,412,516
(6,426,330)	(1,615,543)	(752,028)	(1,662,480)	(1,768,472)	(1,386,731)	(7,379,103)

(994,218)	(347,755)	100,060	(45,729)	(15,743)	(176,660)	(966,587)
—	—	—	—	16,172	—	—
1,060,382	(1,212,842)	(108,078)	(208,351)	(80,439)	(39,017)	1,129,167

66,164	(1,560,597)	(8,018)	(254,080)	(80,010)	(215,677)	162,580

$934,648	$(1,410,432)	$(56,028)	$(290,310)	$(60,144)	$(238,970)	$318,415

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares(a)

INVESTMENT INCOME (LOSS):
Dividend income	$23,287	$—	$9,272
Mortality and expense risk charges	(32,470)	(47,829)	(1,976)
Administrative charges	(2,826)	(4,237)	(182)

Net investment income (loss)	(12,009)	(52,066)	7,114

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	613,285	868,634	36,997
Cost of investments sold	(391,504)	(485,307)	(40,121)

Net realized gain (loss) on investments	221,781	383,327	(3,124)
Realized gain distribution received	—	—	9,428
Change in unrealized appreciation (depreciation) on investments	(319,721)	(468,879)	(30,947)

Net gain (loss) on investments	(97,940)	(85,552)	(24,643)

Net increase (decrease) in net assets resulting from operations	$(109,949)	$(137,618)	$(17,529)

	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$66,282	$4,869	$4,846
Mortality and expense risk charges	(139,090)	(6,311)	(7,005)
Administrative charges	(12,555)	(547)	(647)

Net investment income (loss)	(85,363)	(1,989)	(2,806)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,928,770	64,768	121,119
Cost of investments sold	(2,862,207)	(56,649)	(92,020)

Net realized gain (loss) on investments	(933,437)	8,119	29,099
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(721,096)	(24,288)	(32,861)

Net gain (loss) on investments	(1,654,533)	(16,169)	(3,762)

Net increase (decrease) in net assets resulting from operations	$(1,739,896)	$(18,158)	$(6,568)

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Institutional Shares

$11,605	$7,175	$—	$243,995	$200,583	$1,031	$522,698
(11,018)	(10,150)	(11,417)	(305,340)	(102,890)	(59,238)	(259,214)
(1,045)	(867)	(1,018)	(26,834)	(8,926)	(5,087)	(22,800)

(458)	(3,842)	(12,435)	(88,179)	88,767	(63,294)	240,684

158,441	321,137	629,756	4,729,043	1,936,029	1,197,905	2,863,710
(167,351)	(286,824)	(388,791)	(4,744,114)	(2,458,249)	(1,247,081)	(2,282,877)

(8,910)	34,313	240,965	(15,071)	(522,220)	(49,176)	580,833
—	87,503	—	—	—	8,098	1,125,185
38,747	(173,317)	(323,603)	(807,952)	375,450	(477,846)	(1,853,339)

29,837	(51,501)	(82,638)	(823,023)	(146,770)	(518,924)	(147,321)

$29,379	$(55,343)	$(95,073)	$(911,202)	$(58,003)	$(582,218)	$93,363

MFS® Utilities Services— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S	PIMCO Real Return Portfolio— Advisor Class	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I

$332,007	$—	$26,746	$45,288	$4,303	$119,918	$30,562
(131,405)	(8,776)	(18,485)	(23,094)	(15,607)	(83,412)	(89,328)
(11,339)	(749)	(1,544)	(1,962)	(1,328)	(7,160)	(7,825)

189,263	(9,525)	6,717	20,232	(12,632)	29,346	(66,591)

1,951,693	259,012	563,228	513,504	290,191	1,333,167	1,709,556
(2,279,708)	(252,739)	(527,446)	(643,001)	(277,390)	(1,502,044)	(2,463,195)

(328,015)	6,273	35,782	(129,497)	12,801	(168,877)	(753,639)
—	—	77,093	—	—	—	—
701,289	(62)	11,100	(154,918)	(51,490)	3,675	(707,524)

373,274	6,211	123,975	(284,415)	(38,689)	(165,202)	(1,461,163)

$562,537	$(3,314)	$130,692	$(264,183)	$(51,321)	$(135,856)	$(1,527,754)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	Van Eck VIP Global Hard Assets	Victory VIF Diversified Stock— Class A Shares

INVESTMENT INCOME (LOSS):
Dividend income	$154,765	$2,309
Mortality and expense risk charges	(149,097)	(4,475)
Administrative charges	(12,854)	(386)

Net investment income (loss)	(7,186)	(2,552)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,674,266	149,648
Cost of investments sold	(3,731,359)	(200,617)

Net realized gain (loss) on investments	(57,093)	(50,969)
Realized gain distribution received	165,716	—
Change in unrealized appreciation (depreciation) on investments	(2,255,020)	22,435

Net gain (loss) on investments	(2,146,397)	(28,534)

Net increase (decrease) in net assets resulting from operations	$(2,153,583)	$(31,086)

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

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Statement of Changes in Net Assets

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$761	$(2,460)	$268,741	$295,093
Net realized gain (loss) on investments	(16,812)	(55,480)	321,655	288,237
Realized gain distribution received	—	—	213,013	210,490
Change in unrealized appreciation (depreciation) on investments	49,167	360,592	18,258	199,745

Net increase (decrease) in net assets resulting from operations	33,116	302,652	821,667	993,565

Contributions and (Withdrawals):
Payments received from policyowners	5,395	7,684	287,245	122,375
Policyowners’ surrenders	(210,640)	(399,478)	(1,575,243)	(2,386,402)
Policyowners’ annuity and death benefits	(2,909)	(22,966)	(208,260)	(194,908)
Net transfers from (to) Fixed Account	(65,941)	(67,909)	(478,671)	(215,606)
Transfers between Investment Divisions	(84,657)	(2,230)	(3,193)	1,010,507

Net contributions and (withdrawals)	(358,752)	(484,899)	(1,978,122)	(1,664,034)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(118)	—	(346)

Increase (decrease) in net assets	(325,636)	(182,365)	(1,156,455)	(670,815)
NET ASSETS:
Beginning of period	2,728,782	2,911,147	15,791,993	16,462,808

End of period	$2,403,146	$2,728,782	$14,635,538	$15,791,993

	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class
	2011(a)	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,480	$125,987	$115,317
Net realized gain (loss) on investments	(2,372)	105,671	(97,683)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(869)	(212,113)	273,256

Net increase (decrease) in net assets resulting from operations	4,239	19,545	290,890

Contributions and (Withdrawals):
Payments received from policyowners	62,692	252,502	157,074
Policyowners’ surrenders	(36,321)	(497,458)	(547,495)
Policyowners’ annuity and death benefits	—	(58,841)	(152,948)
Net transfers from (to) Fixed Account	1,085	(252,331)	(386,604)
Transfers between Investment Divisions	311,355	177,276	642,793

Net contributions and (withdrawals)	338,811	(378,852)	(287,180)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	(149)

Increase (decrease) in net assets	343,050	(359,307)	3,561
NET ASSETS:
Beginning of period	—	4,772,107	4,768,546

End of period	$343,050	$4,412,800	$4,772,107

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

MainStay VP Cash Management		MainStay VP Common Stock— Initial Class		MainStay VP Conservative Allocation— Service Class		MainStay VP Convertible— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$(147,638)	$(171,189)	$27,367	$62,348	$49,519	$67,565	$92,628	$148,680
(878)	9	(2,347,896)	(3,060,971)	159,948	(83,874)	99,688	(55,521)
—	—	—	—	28,670	—	—	—

1,074	(1,235)	2,344,399	5,467,008	(137,946)	690,108	(790,907)	1,378,927

(147,442)	(172,415)	23,870	2,468,385	100,191	673,799	(598,591)	1,472,086

804,715	1,069,542	320,885	324,171	203,113	481,698	84,366	167,000
(4,242,192)	(5,728,520)	(2,286,448)	(2,636,421)	(687,249)	(947,712)	(1,647,462)	(994,386)
(118,328)	(277,741)	(327,036)	(312,356)	(112,376)	(208,427)	(52,425)	(124,905)
(1,278,702)	(1,249,683)	(784,524)	(579,954)	(299,312)	(725,483)	(130,648)	(438,331)
5,956,977	2,461,634	(861,431)	(791,338)	126,664	1,645,489	444,673	198,068

1,122,470	(3,724,768)	(3,938,554)	(3,995,898)	(769,160)	245,565	(1,301,496)	(1,192,554)

—	—	—	(827)	—	(203)	—	(468)

975,028	(3,897,183)	(3,914,684)	(1,528,340)	(668,969)	919,161	(1,900,087)	279,064

11,243,713	15,140,896	24,595,476	26,123,816	7,579,937	6,660,776	10,324,949	10,045,885

$12,218,741	$11,243,713	$20,680,792	$24,595,476	$6,910,968	$7,579,937	$8,424,862	$10,324,949

MainStay VP Government— Initial Class		MainStay VP Growth Allocation— Service Class		MainStay VP Growth Equity— Initial Class		MainStay VP High Yield Corporate Bond— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$262,396	$298,294	$(18,031)	$(8,082)	$(344,998)	$(327,396)	$2,993,812	$3,017,067
227,777	433,582	(97,803)	(159,224)	(2,772,088)	(4,937,133)	16,211	(87,027)
109,473	248,957	—	—	—	—	—	—

2,380	(285,046)	4,244	519,161	2,130,116	9,374,708	71,243	4,164,743

602,026	695,787	(111,590)	351,855	(986,970)	4,110,179	3,081,266	7,094,783

157,316	479,571	33,610	13,490	372,308	555,878	1,122,909	1,489,857
(1,283,241)	(1,908,675)	(252,042)	(288,921)	(3,540,018)	(4,392,062)	(7,097,588)	(5,893,740)
(227,353)	(315,468)	(6,937)	—	(577,531)	(572,864)	(1,417,061)	(1,004,518)
(199,116)	(790,530)	(98,333)	(39,313)	(594,556)	(864,480)	(1,453,468)	(1,646,421)
(823,317)	(478,638)	(52,121)	78,269	(844,343)	(1,379,608)	(1,502,059)	1,436,758

(2,375,711)	(3,013,740)	(375,823)	(236,475)	(5,184,140)	(6,653,136)	(10,347,267)	(5,618,064)

—	(225)	—	(89)	—	(339)	—	(2,480)

(1,773,685)	(2,318,178)	(487,413)	115,291	(6,171,110)	(2,543,296)	(7,266,001)	1,474,239

15,106,924	17,425,102	2,884,772	2,769,481	42,555,290	45,098,586	68,004,473	66,530,234

$13,333,239	$15,106,924	$2,397,359	$2,884,772	$36,384,180	$42,555,290	$60,738,472	$68,004,473

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP ICAP Select Equity— Initial Class		MainStay VP Income Builder— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$20,825	$(131,274)	$868,484	$624,742
Net realized gain (loss) on investments	(488,986)	(1,290,074)	(994,218)	(3,019,022)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(213,023)	5,567,494	1,060,382	6,876,709

Net increase (decrease) in net assets resulting from operations	(681,184)	4,146,146	934,648	4,482,429

Contributions and (Withdrawals):
Payments received from policyowners	268,999	322,493	256,040	581,524
Policyowners’ surrenders	(2,119,171)	(3,177,660)	(3,021,327)	(3,684,159)
Policyowners’ annuity and death benefits	(523,759)	(317,786)	(916,327)	(812,667)
Net transfers from (to) Fixed Account	(524,711)	(519,151)	(649,845)	(917,694)
Transfers between Investment Divisions	(492,570)	(960,983)	(268,572)	(778,116)

Net contributions and (withdrawals)	(3,391,212)	(4,653,087)	(4,600,031)	(5,611,112)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(1,458)	—	(1,136)

Increase (decrease) in net assets	(4,072,396)	(508,399)	(3,665,383)	(1,129,819)
NET ASSETS:
Beginning of period	27,756,835	28,265,234	36,595,600	37,725,419

End of period	$23,684,439	$27,756,835	$32,930,217	$36,595,600

	MainStay VP Moderate Growth Allocation— Service Class		MainStay VP S&P 500 Index— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(23,293)	$5,758	$155,835	$209,040
Net realized gain (loss) on investments	(176,660)	(215,049)	(966,587)	(1,979,912)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(39,017)	1,082,312	1,129,167	7,459,860

Net increase (decrease) in net assets resulting from operations	(238,970)	873,021	318,415	5,688,988

Contributions and (Withdrawals):
Payments received from policyowners	301,224	135,555	382,685	504,127
Policyowners’ surrenders	(739,334)	(549,771)	(3,570,843)	(4,351,821)
Policyowners’ annuity and death benefits	(1,671)	(38,955)	(498,759)	(794,260)
Net transfers from (to) Fixed Account	(281,052)	(116,825)	(853,420)	(811,018)
Transfers between Investment Divisions	396,915	695,792	(1,032,592)	(1,074,635)

Net contributions and (withdrawals)	(323,918)	125,796	(5,572,929)	(6,527,607)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(242)	—	(1,780)

Increase (decrease) in net assets	(562,888)	998,575	(5,254,514)	(840,399)
NET ASSETS:
Beginning of period	7,831,710	6,833,135	47,324,611	48,165,010

End of period	$7,268,822	$7,831,710	$42,070,097	$47,324,611

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

MainStay VP International Equity— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class		MainStay VP Moderate Allocation— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

$150,165	$167,559	$(48,010)	$(43,135)	$(36,230)	$(74,344)	$19,866	$44,375
(347,755)	(298,205)	100,060	114,408	(45,729)	(648,318)	(15,743)	(364,195)
—	—	—	—	—	—	16,172	—
(1,212,842)	415,684	(108,078)	384,574	(208,351)	2,272,083	(80,439)	1,075,469

(1,410,432)	285,038	(56,028)	455,847	(290,310)	1,549,421	(60,144)	755,649

121,712	82,605	83,502	103,887	142,878	115,128	231,442	175,344
(651,668)	(952,374)	(312,277)	(357,136)	(756,833)	(706,759)	(926,165)	(856,166)
(46,725)	(96,359)	(10,229)	(20,284)	(16,374)	(38,142)	(249,756)	(3,679)
(155,340)	(168,223)	(102,293)	(137,815)	(197,434)	(224,845)	(114,190)	(503,957)
(102,941)	(265,427)	389,927	(343,651)	(371,961)	(160,657)	352,712	212,059

(834,962)	(1,399,778)	48,630	(754,999)	(1,199,724)	(1,015,275)	(705,957)	(976,399)

—	(197)	—	(45)	—	(532)	—	(241)

(2,245,394)	(1,114,937)	(7,398)	(299,197)	(1,490,034)	533,614	(766,101)	(220,991)

8,885,876	10,000,813	3,432,115	3,731,312	8,411,209	7,877,595	7,579,479	7,800,470

$6,640,482	$8,885,876	$3,424,717	$3,432,115	$6,921,175	$8,411,209	$6,813,378	$7,579,479

MainStay VP U.S. Small Cap— Initial Class		Alger Small Cap Growth— Class I-2 Shares		BlackRock® Global Allocation V.I. Fund— Class III Shares	Calvert VP SRI Balanced Portfolio
2011	2010	2011	2010	2011(a)	2011	2010

$(12,009)	$(33,536)	$(52,066)	$(54,815)	$7,114	$(458)	$963
221,781	(340,342)	383,327	386,801	(3,124)	(8,910)	(27,030)
—	—	—	—	9,428	—	—
(319,721)	946,608	(468,879)	563,843	(30,947)	38,747	120,851

(109,949)	572,730	(137,618)	895,829	(17,529)	29,379	94,784

14,553	19,221	42,447	53,168	2,016	5,828	48,973
(204,447)	(242,179)	(447,685)	(656,324)	(26,382)	(83,131)	(139,988)
(6,464)	(10,499)	(41,826)	(24,791)	—	(6,440)	(10,536)
(66,919)	(104,696)	(41,802)	(105,875)	(62)	(33,877)	(16,414)
(174,960)	6,489	(282,320)	(204,305)	433,614	30,999	(19,369)

(438,237)	(331,664)	(771,186)	(938,127)	409,186	(86,621)	(137,334)

—	(129)	—	(306)	—	—	(37)

(548,186)	240,937	(908,804)	(42,604)	391,657	(57,242)	(42,587)

2,984,188	2,743,251	4,410,680	4,453,284	—	935,795	978,382

$2,436,002	$2,984,188	$3,501,876	$4,410,680	$391,657	$878,553	$935,795

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Dreyfus IP Technology Growth— Initial Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(3,842)	$(1,533)	$(12,435)	$(9,621)
Net realized gain (loss) on investments	34,313	(166,436)	240,965	(2,458)
Realized gain distribution received	87,503	—	—	—
Change in unrealized appreciation (depreciation) on investments	(173,317)	377,192	(323,603)	193,273

Net increase (decrease) in net assets resulting from operations	(55,343)	209,223	(95,073)	181,194

Contributions and (Withdrawals):
Payments received from policyowners	21,005	38,683	6,361	10,382
Policyowners’ surrenders	(148,875)	(114,635)	(134,298)	(53,387)
Policyowners’ annuity and death benefits	(2,391)	(18,863)	(8,785)	(15,319)
Net transfers from (to) Fixed Account	(9,126)	(12,908)	(66,155)	(19,877)
Transfers between Investment Divisions	(43,285)	(114,625)	179,983	(12,495)

Net contributions and (withdrawals)	(182,672)	(222,348)	(22,894)	(90,696)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(68)	—	14

Increase (decrease) in net assets	(238,015)	(13,193)	(117,967)	90,512
NET ASSETS:
Beginning of period	995,734	1,008,927	876,609	786,097

End of period	$757,719	$995,734	$758,642	$876,609

	Janus Aspen Worldwide Portfolio— Institutional Shares		MFS® Investors Trust Series— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(85,363)	$(88,709)	$(1,989)	$(145)
Net realized gain (loss) on investments	(933,437)	(1,466,006)	8,119	18,966
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(721,096)	3,262,890	(24,288)	28,291

Net increase (decrease) in net assets resulting from operations	(1,739,896)	1,708,175	(18,158)	47,112

Contributions and (Withdrawals):
Payments received from policyowners	299,051	218,701	7,379	6,341
Policyowners’ surrenders	(1,103,055)	(1,363,127)	(14,740)	(71,699)
Policyowners’ annuity and death benefits	(147,907)	(200,960)	—	(14,719)
Net transfers from (to) Fixed Account	(246,065)	(251,649)	(1,629)	(48,592)
Transfers between Investment Divisions	(353,165)	(545,001)	(9,240)	(29,862)

Net contributions and (withdrawals)	(1,551,141)	(2,142,036)	(18,230)	(158,531)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(615)	—	(18)

Increase (decrease) in net assets	(3,291,037)	(434,476)	(36,388)	(111,437)
NET ASSETS:
Beginning of period	12,976,813	13,411,289	540,402	651,839

End of period	$9,685,776	$12,976,813	$504,014	$540,402

(a)	For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

Fidelity® VIP Contrafund®— Initial Class		Fidelity® VIP Equity-Income— Initial Class		Fidelity® VIP Mid Cap— Service Class 2		Janus Aspen Balanced Portfolio— Institutional Shares
2011	2010	2011	2010	2011	2010	2011	2010

$(88,179)	$(27,168)	$88,767	$36,919	$(63,294)	$(60,076)	$240,684	$334,792
(15,071)	259,666	(522,220)	(897,979)	(49,176)	(206,386)	580,833	646,208
—	11,385	—	—	8,098	16,824	1,125,185	—
(807,952)	3,561,996	375,450	1,956,717	(477,846)	1,479,055	(1,853,339)	559,658

(911,202)	3,805,879	(58,003)	1,095,657	(582,218)	1,229,417	93,363	1,540,658

300,485	377,735	140,842	98,275	101,500	116,304	193,452	403,237
(2,756,131)	(2,820,929)	(838,091)	(1,206,429)	(396,032)	(467,002)	(1,725,119)	(2,397,758)
(281,367)	(180,445)	(102,726)	(127,417)	(16,287)	(134,279)	(272,180)	(196,389)
(294,958)	(512,112)	(179,274)	(577,818)	(155,004)	(198,425)	(273,545)	(760,417)
(828,046)	(905,570)	(318,623)	(225,562)	(334,500)	87,794	(289,867)	(64,418)

(3,860,017)	(4,041,321)	(1,297,872)	(2,038,951)	(800,323)	(595,608)	(2,367,259)	(3,015,745)

—	(1,147)	—	(594)	—	(334)	—	(614)

(4,771,219)	(236,589)	(1,355,875)	(943,888)	(1,382,541)	633,475	(2,273,896)	(1,475,701)

27,392,879	27,629,468	9,021,228	9,965,116	5,589,309	4,955,834	22,562,797	24,038,498

$22,621,660	$27,392,879	$7,665,353	$9,021,228	$4,206,768	$5,589,309	$20,288,901	$22,562,797

MFS® Research Series— Initial Class		MFS® Utilities Series— Service Class		Neuberger Berman AMT Mid-Cap Growth Portfolio—Class S		PIMCO Real Return Portfolio— Advisor Class
2011	2010	2011	2010	2011	2010	2011	2010(a)

$(2,806)	$(2,273)	$189,263	$206,515	$(9,525)	$(9,802)	$6,717	$(678)
29,099	25,341	(328,015)	(802,193)	6,273	(50,014)	35,782	2,812
—	—	—	—	—	—	77,093	6,697
(32,861)	58,831	701,289	1,792,632	(62)	242,129	11,100	(8,131)

(6,568)	81,899	562,537	1,196,954	(3,314)	182,313	130,692	700

6,354	6,385	174,390	119,235	15,898	104,866	101,928	832
(82,902)	(103,014)	(1,145,018)	(1,220,903)	(19,670)	(58,637)	(135,110)	(4,628)
—	(15,285)	(103,690)	(64,939)	(6,856)	(11,738)	—	—
(2,969)	(34,288)	(372,861)	(840,149)	(3,469)	(114,762)	2,899	2,842
(12,168)	(10,083)	462,750	(553,744)	(132,391)	110,516	1,817,154	828,810

(91,685)	(156,285)	(984,429)	(2,560,500)	(146,488)	30,245	1,786,871	827,856

—	(28)	—	203	—	(30)	—	—

(98,253)	(74,414)	(421,892)	(1,363,343)	(149,802)	212,528	1,917,563	828,556

642,017	716,431	11,054,331	12,417,674	848,779	636,251	828,556	—

$543,764	$642,017	$10,632,439	$11,054,331	$698,977	$848,779	$2,746,119	$828,556

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Royce Micro-Cap Portfolio— Investment Class		Royce Small-Cap Portfolio— Investment Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$20,232	$11,386	$(12,632)	$(15,365)
Net realized gain (loss) on investments	(129,497)	(132,111)	12,801	(70,337)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(154,918)	567,811	(51,490)	309,779

Net increase (decrease) in net assets resulting from operations	(264,183)	447,086	(51,321)	224,077

Contributions and (Withdrawals):
Payments received from policyowners	72,289	16,060	32,122	43,998
Policyowners’ surrenders	(118,023)	(81,542)	(60,869)	(120,409)
Policyowners’ annuity and death benefits	—	(43,055)	—	(56,698)
Net transfers from (to) Fixed Account	(110,961)	(28,815)	(33,127)	1,060
Transfers between Investment Divisions	27,734	181,731	(80,968)	80,419

Net contributions and (withdrawals)	(128,961)	44,379	(142,842)	(51,630)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(70)	—	(69)

Increase (decrease) in net assets	(393,144)	491,395	(194,163)	172,378
NET ASSETS:
Beginning of period	2,080,230	1,588,835	1,396,617	1,224,239

End of period	$1,687,086	$2,080,230	$1,202,454	$1,396,617

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-I

Non-Qualified Policies

T. Rowe Price Equity Income Portfolio		UIF Emerging Markets Equity Portfolio— Class I		Van Eck VIP Global Hard Assets		Victory VIF Diversified Stock— Class A Shares
2011	2010	2011	2010	2011	2010	2011	2010

$29,346	$41,735	$(66,591)	$(55,650)	$(7,186)	$(110,781)	$(2,552)	$(2,796)
(168,877)	(261,277)	(753,639)	(532,638)	(57,093)	(91,370)	(50,969)	(89,725)
—	—	—	—	165,716	—	—	—
3,675	1,121,894	(707,524)	1,918,769	(2,255,020)	3,132,278	22,435	139,758

(135,856)	902,352	(1,527,754)	1,330,481	(2,153,583)	2,930,127	(31,086)	47,237

64,855	86,437	153,396	68,321	192,778	180,111	1,716	12,295
(658,779)	(700,273)	(580,515)	(606,938)	(909,236)	(797,969)	(80,472)	(66,704)
(54,139)	(85,664)	(38,971)	(43,329)	(179,884)	(66,274)	—	(44,699)
(175,800)	(221,347)	(247,449)	(347,824)	(179,562)	(528,492)	(12,332)	(8,672)
(119,352)	(67,829)	(541,989)	(194,792)	(1,105,025)	(454,433)	(43,078)	(39,756)

(943,215)	(988,676)	(1,255,528)	(1,124,562)	(2,180,929)	(1,667,057)	(134,166)	(147,536)

—	(457)	—	(240)	—	(871)	—	(12)

(1,079,071)	(86,781)	(2,783,282)	205,679	(4,334,512)	1,262,199	(165,252)	(100,311)

7,382,126	7,468,907	8,861,084	8,655,405	13,793,040	12,530,841	454,905	555,216

$6,303,055	$7,382,126	$6,077,802	$8,861,084	$9,458,528	$13,793,040	$289,653	$454,905

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities

As of December 31, 2011

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management

ASSETS:
Investment at net asset value	$3,509,218	$19,339,227	$15,214,161
Dividends due and accrued	—	—	140
Net receivable (payable) to New York Life Insurance and Annuity Corporation	120	(1,606)	(50,064)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	116	635	2,001
Administrative charges	10	53	167

Total net assets	$3,509,212	$19,336,933	$15,162,069

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners	$3,509,212	$19,336,933	$15,162,069

Variable accumulation unit value	$11.72	$22.80	$1.40

Identified Cost of Investment	$3,464,709	$18,186,721	$15,214,518

	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class

ASSETS:
Investment at net asset value	$59,306,284	$62,298,310	$35,777,831
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	(6,606)	(15,912)	(2,706)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,956	2,047	1,181
Administrative charges	163	171	98

Total net assets	$59,297,559	$62,280,180	$35,773,846

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners	$59,297,559	$62,280,180	$35,773,846

Variable accumulation unit value	$22.52	$32.21	$13.48

Identified Cost of Investment	$77,718,524	$60,460,598	$36,970,910

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Initial Class	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Service Class

$32,673,815	$11,181,374	$11,378,695	$379,625	$7,273,954	$15,365,498	$3,920,651
—	—	—	—	26,001	—	—
(20,284)	148	(7,748)	—	28	3,106	—

1,079	368	374	12	240	505	129
90	31	31	1	20	42	11

$32,652,362	$11,181,123	$11,370,542	$379,612	$7,299,723	$15,368,057	$3,920,511

$32,652,362	$11,181,123	$11,370,542	$379,612	$7,299,723	$15,368,057	$3,920,511

$27.56	$12.09	$23.40	$9.76	$11.40	$22.24	$10.07

$37,886,893	$10,421,563	$10,702,193	$387,790	$7,230,251	$14,979,143	$3,810,568

MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Initial Class

$43,304,483	$9,112,138	$6,249,274	$10,611,289	$15,330,933	$12,176,744	$65,516,138
—	—	—	—	—	—	—
2,018	(6,265)	(12,689)	(70)	397	13	(12,475)

1,423	298	206	350	504	401	2,163
119	25	17	29	42	33	180

$43,304,959	$9,105,550	$6,236,362	$10,610,840	$15,330,784	$12,176,323	$65,501,320

$43,304,959	$9,105,550	$6,236,362	$10,610,840	$15,330,784	$12,176,323	$65,501,320

$26.71	$18.72	$15.22	$15.98	$11.53	$10.95	$30.65

$45,067,225	$12,867,088	$5,294,220	$8,583,488	$14,296,998	$12,369,052	$63,832,617

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares

ASSETS:
Investment at net asset value	$3,945,405	$7,265,464	$764,797
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	(75)	(2,426)	13

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	130	240	25
Administrative charges	11	20	2

Total net assets	$3,945,189	$7,262,778	$764,783

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners	$3,945,189	$7,262,778	$764,783

Variable accumulation unit value	$13.65	$14.14	$8.94

Identified Cost of Investment	$3,208,908	$5,216,423	$815,239

	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class

ASSETS:
Investment at net asset value	$17,232,575	$857,148	$1,144,209
Dividends due and accrued	—	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	(3,867)	18	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	567	28	38
Administrative charges	47	2	3

Total net assets	$17,228,094	$857,136	$1,144,168

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners	$17,228,094	$857,136	$1,144,168

Variable accumulation unit value	$14.63	$10.76	$11.88

Identified Cost of Investment	$22,664,385	$851,761	$959,475

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Institutional Shares

$2,912,090	$1,330,269	$2,464,179	$42,192,099	$13,322,224	$9,327,505	$40,571,320
—	—	—	—	—	—	—
49	9	(17)	(4,451)	(1,867)	216	(3,819)

96	44	81	1,391	439	307	1,334
8	4	7	116	37	26	111

$2,912,035	$1,330,230	$2,464,074	$42,186,141	$13,319,881	$9,327,388	$40,566,056

$2,912,035	$1,330,230	$2,464,074	$42,186,141	$13,319,881	$9,327,388	$40,566,056

$20.25	$12.62	$10.86	$25.84	$18.29	$19.01	$28.92

$2,984,161	$1,408,509	$2,402,632	$49,279,189	$16,112,950	$9,363,292	$37,429,584

MFS® Utilities Services— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S	PIMCO Real Return Portfolio— Advisor Class	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I

$20,081,302	$1,119,239	$3,619,400	$2,515,829	$2,233,766	$11,804,850	$9,825,297
—	—	166	—	—	—	—
131	13	155	113	38	12	20

660	37	119	83	74	389	323
55	3	10	7	6	32	27

$20,080,718	$1,119,212	$3,619,592	$2,515,852	$2,233,724	$11,804,441	$9,824,967

$20,080,718	$1,119,212	$3,619,592	$2,515,852	$2,233,724	$11,804,441	$9,824,967

$22.92	$15.56	$11.35	$14.35	$13.49	$15.04	$21.61

$20,949,190	$977,131	$3,620,291	$2,161,832	$1,911,887	$13,086,806	$11,557,519

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Van Eck VIP Global Hard Assets	Victory VIF Diversified Stock— Class A Shares

ASSETS:
Investment at net asset value	$15,026,948	$864,739
Dividends due and accrued	—	—
Net receivable (payable) to New York Life Insurance and Annuity Corporation	(2,589)	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	491	28
Administrative charges	41	2

Total net assets	$15,023,827	$864,709

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners	$15,023,827	$864,709

Variable accumulation unit value	$35.10	$11.36

Identified Cost of Investment	$16,018,936	$890,394

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

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Statement of Operations

For the year ended December 31, 2011

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management

INVESTMENT INCOME (LOSS):
Dividend income	$49,300	$613,715	$1,531
Mortality and expense risk charges	(45,359)	(232,778)	(182,570)
Administrative charges	(4,037)	(20,936)	(17,147)

Net investment income (loss)	(96)	360,001	(198,186)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	846,375	3,669,724	8,520,185
Cost of investments sold	(824,683)	(3,309,949)	(8,520,894)

Net realized gain (loss) on investments	21,692	359,775	(709)
Realized gain distribution received	—	285,006	—
Change in unrealized appreciation (depreciation) on investments	24,472	86,725	992

Net gain (loss) on investments	46,164	731,506	283

Net increase (decrease) in net assets resulting from operations	$46,068	$1,091,507	$(197,903)

	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$296,542	$3,993,232	$545,541
Mortality and expense risk charges	(778,152)	(778,180)	(467,544)
Administrative charges	(82,848)	(71,188)	(44,754)

Net investment income (loss)	(564,458)	3,143,864	33,243

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,218,011	10,602,435	5,751,734
Cost of investments sold	(10,588,914)	(10,188,873)	(6,461,219)

Net realized gain (loss) on investments	(2,370,903)	413,562	(709,485)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,334,980	(442,739)	(380,170)

Net gain (loss) on investments	(1,035,923)	(29,177)	(1,089,655)

Net increase (decrease) in net assets resulting from operations	$(1,600,381)	$3,114,687	$(1,056,412)

(a)	For the period May 1, 2011(Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Initial Class	MainStay VP Flexible Bond Opportunities— Service Class(a)	MainStay VP Floating Rate— Service Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Service Class

$518,548	$228,359	$291,582	$9,783	$311,232	$508,205	$29,858
(424,403)	(128,694)	(151,773)	(2,027)	(94,467)	(194,493)	(52,373)
(41,893)	(11,150)	(13,762)	(172)	(8,072)	(17,915)	(4,800)

52,252	88,515	126,047	7,584	208,693	295,797	(27,315)

5,777,853	1,658,552	2,052,937	72,256	2,889,859	4,954,692	760,207
(8,819,854)	(1,547,559)	(1,885,917)	(73,364)	(2,691,367)	(4,521,270)	(961,548)

(3,042,001)	110,993	167,020	(1,108)	198,492	433,422	(201,341)
—	44,815	—	—	—	126,347	—
3,133,929	(136,105)	(1,047,868)	(8,165)	(357,574)	(142,039)	40,490

91,928	19,703	(880,848)	(9,273)	(159,082)	417,730	(160,851)

$144,180	$108,218	$(754,801)	$(1,689)	$49,611	$713,527	$(188,166)

MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Initial Class

$1,730,059	$350,950	$—	$100,306	$259,088	$125,924	$1,162,546
(547,687)	(133,970)	(79,924)	(145,138)	(191,400)	(159,509)	(843,559)
(52,925)	(11,987)	(7,645)	(13,048)	(16,783)	(14,072)	(84,694)

1,129,447	204,993	(87,569)	(57,880)	50,905	(47,657)	234,293

6,528,696	2,106,806	1,141,703	2,531,576	2,363,489	1,993,208	10,727,855
(8,988,901)	(2,553,087)	(821,072)	(2,784,698)	(2,536,515)	(2,129,990)	(11,802,858)

(2,460,205)	(446,281)	320,631	(253,122)	(173,026)	(136,782)	(1,075,003)
—	—	—	—	36,297	—	—
2,575,268	(1,728,857)	(341,947)	(139,627)	(41,709)	(198,770)	1,302,018

115,063	(2,175,138)	(21,316)	(392,749)	(178,438)	(335,552)	227,015

$1,244,510	$(1,970,145)	$(108,885)	$(450,629)	$(127,533)	$(383,209)	$461,308

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares(a)

INVESTMENT INCOME (LOSS):
Dividend income	$38,003	$—	$17,115
Mortality and expense risk charges	(52,397)	(97,145)	(3,192)
Administrative charges	(4,880)	(9,549)	(293)

Net investment income (loss)	(19,274)	(106,694)	13,630

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	936,138	1,300,311	102,864
Cost of investments sold	(641,404)	(503,173)	(108,544)

Net realized gain (loss) on investments	294,734	797,138	(5,680)
Realized gain distribution received	—	—	16,836
Change in unrealized appreciation (depreciation) on investments	(460,261)	(1,003,670)	(50,442)

Net gain (loss) on investments	(165,527)	(206,532)	(39,286)

Net increase (decrease) in net assets resulting from operations	$(184,801)	$(313,226)	$(25,656)

	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$117,548	$8,473	$10,322
Mortality and expense risk charges	(246,903)	(11,161)	(14,834)
Administrative charges	(26,036)	(1,095)	(1,413)

Net investment income (loss)	(155,391)	(3,783)	(5,925)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,077,755	193,811	239,480
Cost of investments sold	(4,911,766)	(158,675)	(151,820)

Net realized gain (loss) on investments	(1,834,011)	35,136	87,660
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,112,770)	(57,959)	(96,878)

Net gain (loss) on investments	(2,946,781)	(22,823)	(9,218)

Net increase (decrease) in net assets resulting from operations	$(3,102,172)	$(26,606)	$(15,143)

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Initial Class	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Institutional Shares

$38,465	$13,391	$—	$453,391	$346,291	$2,293	$1,052,161
(36,091)	(18,267)	(31,112)	(563,114)	(177,695)	(132,175)	(523,410)
(3,715)	(1,584)	(2,737)	(54,384)	(16,855)	(11,495)	(51,313)

(1,341)	(6,460)	(33,849)	(164,107)	151,741	(141,377)	477,438

416,256	442,367	1,277,036	7,376,316	3,279,063	2,106,259	6,540,163
(410,055)	(330,986)	(821,956)	(6,221,685)	(4,009,663)	(2,215,850)	(5,472,907)

6,201	111,381	455,080	1,154,631	(730,600)	(109,591)	1,067,256
—	163,302	—	—	—	18,019	2,276,002
92,573	(378,070)	(589,591)	(2,687,675)	549,155	(1,086,139)	(3,632,647)

98,774	(103,387)	(134,511)	(1,533,044)	(181,445)	(1,177,711)	(289,389)

$97,433	$(109,847)	$(168,360)	$(1,697,151)	$(29,704)	$(1,319,088)	$188,049

MFS® Utilities Services— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S	PIMCO Real Return Portfolio— Advisor Class	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I

$627,345	$—	$36,741	$67,502	$7,915	$222,533	$51,350
(248,768)	(13,290)	(26,290)	(33,751)	(28,794)	(154,780)	(147,224)
(21,925)	(1,231)	(2,251)	(2,954)	(2,533)	(13,864)	(13,419)

356,652	(14,521)	8,200	30,797	(23,412)	53,889	(109,293)

3,059,606	424,750	788,219	561,191	465,810	2,489,499	2,615,910
(3,413,148)	(333,116)	(743,441)	(642,405)	(446,727)	(2,756,825)	(3,555,905)

(353,542)	91,634	44,778	(81,214)	19,083	(267,326)	(939,995)
—	—	106,400	—	—	—	—
1,019,262	(101,838)	11,237	(340,665)	(100,207)	(40,229)	(1,477,842)

665,720	(10,204)	162,415	(421,879)	(81,124)	(307,555)	(2,417,837)

$1,022,372	$(24,725)	$170,615	$(391,082)	$(104,536)	$(253,666)	$(2,527,130)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	Van Eck VIP Global Hard Assets	Victory VIF Diversified Stock— Class A Shares

INVESTMENT INCOME (LOSS):
Dividend income	$224,729	$6,477
Mortality and expense risk charges	(221,560)	(11,702)
Administrative charges	(19,689)	(1,062)

Net investment income (loss)	(16,520)	(6,287)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,159,919	173,639
Cost of investments sold	(3,535,764)	(247,589)

Net realized gain (loss) on investments	624,155	(73,950)
Realized gain distribution received	240,629	—
Change in unrealized appreciation (depreciation) on investments	(4,203,414)	(3,638)

Net gain (loss) on investments	(3,338,630)	(77,588)

Net increase (decrease) in net assets resulting from operations	$(3,355,150)	$(83,875)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

(This page intentionally left blank)

Statement of Changes in Net Assets

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(96)	$(3,979)	$360,001	$388,387
Net realized gain (loss) on investments	21,692	(55,247)	359,775	230,113
Realized gain distribution received	—	—	285,006	272,557
Change in unrealized appreciation (depreciation) on investments	24,472	483,785	86,725	373,010

Net increase (decrease) in net assets resulting from operations	46,068	424,559	1,091,507	1,264,067

Contributions and (Withdrawals):
Payments received from policyowners	124,465	113,900	547,448	648,115
Policyowners’ surrenders	(369,180)	(440,476)	(2,364,836)	(3,090,390)
Policyowners’ annuity and death benefits	(15,143)	(73,233)	(98,885)	(98,797)
Net transfers from (to) Fixed Account	(48,274)	(75,719)	(543,700)	(265,430)
Transfers between Investment Divisions	(151,803)	89,603	497,620	2,116,831

Net contributions and (withdrawals)	(459,935)	(385,925)	(1,962,353)	(689,671)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(164)	—	(412)

Increase (decrease) in net assets	(413,867)	38,470	(870,846)	573,984
NET ASSETS:
Beginning of period	3,923,079	3,884,609	20,207,779	19,633,795

End of period	$3,509,212	$3,923,079	$19,336,933	$20,207,779

	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class
	2011(a)	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,584	$208,693	$169,294
Net realized gain (loss) on investments	(1,108)	198,492	(122,208)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(8,165)	(357,574)	368,250

Net increase (decrease) in net assets resulting from operations	(1,689)	49,611	415,336

Contributions and (Withdrawals):
Payments received from policyowners	17,130	320,414	431,830
Policyowners’ surrenders	(5,242)	(1,130,601)	(715,515)
Policyowners’ annuity and death benefits	—	(32,233)	(177,374)
Net transfers from (to) Fixed Account	(7,356)	(162,900)	(308,173)
Transfers between Investment Divisions	376,769	(232,384)	2,567,649

Net contributions and (withdrawals)	381,301	(1,237,704)	1,798,417

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	—	(205)

Increase (decrease) in net assets	379,612	(1,188,093)	2,213,548
NET ASSETS:
Beginning of period	—	8,487,816	6,274,268

End of period	$379,612	$7,299,723	$8,487,816

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

MainStay VP Cash Management		MainStay VP Common Stock— Initial Class		MainStay VP Conservative Allocation— Service Class		MainStay VP Convertible— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$(198,186)	$(237,148)	$52,252	$102,287	$88,515	$97,057	$126,047	$190,698
(709)	(115)	(3,042,001)	(5,396,544)	110,993	(100,942)	167,020	(1,249)
—	—	—	—	44,815	—	—	—
992	(1,638)	3,133,929	9,132,615	(136,105)	865,483	(1,047,868)	1,698,698

(197,903)	(238,901)	144,180	3,838,358	108,218	861,598	(754,801)	1,888,147

1,140,826	2,658,809	935,584	849,855	282,021	373,405	558,743	334,086
(4,297,249)	(5,368,023)	(3,367,678)	(3,959,434)	(1,054,452)	(1,554,511)	(1,528,973)	(1,746,546)
(45,311)	(21,562)	(142,843)	(77,360)	(13,524)	(10,032)	(58,465)	(85,578)
(1,603,345)	(2,683,642)	(811,839)	(634,916)	(370,353)	(161,805)	(189,430)	(337,392)
4,552,271	(1,089,030)	(1,657,592)	(1,568,214)	2,317,386	2,472,036	335,051	560,898

(252,808)	(6,503,448)	(5,044,368)	(5,390,069)	1,161,078	1,119,093	(883,074)	(1,274,532)

—	—	—	(1,267)	—	(250)	—	(595)

(450,711)	(6,742,349)	(4,900,188)	(1,552,978)	1,269,296	1,980,441	(1,637,875)	613,020

15,612,780	22,355,129	37,552,550	39,105,528	9,911,827	7,931,386	13,008,417	12,395,397

$15,162,069	$15,612,780	$32,652,362	$37,552,550	$11,181,123	$9,911,827	$11,370,542	$13,008,417

MainStay VP Government— Initial Class		MainStay VP Growth Allocation— Service Class		MainStay VP Growth Equity— Initial Class		MainStay VP High Yield Corporate Bond— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$295,797	$343,790	$(27,315)	$(14,874)	$(564,458)	$(515,476)	$3,143,864	$2,982,021
433,422	303,868	(201,341)	(326,873)	(2,370,903)	(4,373,823)	413,562	1,432,746
126,347	283,660	—	—	—	—	—	—
(142,039)	(192,441)	40,490	858,678	1,334,980	11,423,265	(442,739)	2,564,631

713,527	738,877	(188,166)	516,931	(1,600,381)	6,533,966	3,114,687	6,979,398

377,980	506,800	190,652	230,924	1,622,047	1,730,873	1,839,806	1,764,033
(2,734,502)	(2,395,330)	(437,607)	(458,301)	(5,706,702)	(7,163,606)	(8,101,662)	(8,126,929)
(80,114)	(128,078)	—	(2,261)	(220,715)	(232,199)	(444,262)	(261,536)
(528,727)	(353,187)	(200,838)	(122,049)	(831,294)	(898,765)	(1,323,852)	(1,033,473)
(981,330)	1,010,001	216,312	(64,708)	(2,050,695)	(2,032,761)	826,515	1,765,020

(3,946,693)	(1,359,794)	(231,481)	(416,395)	(7,187,359)	(8,596,458)	(7,203,455)	(5,892,885)

—	(250)	—	(141)	—	(562)	—	(2,429)

(3,233,166)	(621,167)	(419,647)	100,395	(8,787,740)	(2,063,054)	(4,088,768)	1,084,084

18,601,223	19,222,390	4,340,158	4,239,763	68,085,299	70,148,353	66,368,948	65,284,864

$15,368,057	$18,601,223	$3,920,511	$4,340,158	$59,297,559	$68,085,299	$62,280,180	$66,368,948

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP ICAP Select Equity— Initial Class		MainStay VP Income Builder— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$33,243	$(187,071)	$1,129,447	$826,032
Net realized gain (loss) on investments	(709,485)	(1,539,179)	(2,460,205)	(3,654,298)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(380,170)	7,929,038	2,575,268	8,562,347

Net increase (decrease) in net assets resulting from operations	(1,056,412)	6,202,788	1,244,510	5,734,081

Contributions and (Withdrawals):
Payments received from policyowners	997,450	1,172,909	750,077	862,337
Policyowners’ surrenders	(4,013,688)	(4,383,545)	(4,454,260)	(4,754,282)
Policyowners’ annuity and death benefits	(184,900)	(84,221)	(188,561)	(141,092)
Net transfers from (to) Fixed Account	(723,020)	(822,597)	(767,665)	(775,170)
Transfers between Investment Divisions	(981,913)	(1,192,521)	(624,814)	(303,851)

Net contributions and (withdrawals)	(4,906,071)	(5,309,975)	(5,285,223)	(5,112,058)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(2,140)	—	(1,411)

Increase (decrease) in net assets	(5,962,483)	890,673	(4,040,713)	620,612
NET ASSETS:
Beginning of period	41,736,329	40,845,656	47,345,672	46,725,060

End of period	$35,773,846	$41,736,329	$43,304,959	$47,345,672

	MainStay VP Moderate Growth Allocation— Service Class		MainStay VP S&P 500 Index— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(47,657)	$13,993	$234,293	$332,343
Net realized gain (loss) on investments	(136,782)	(241,167)	(1,075,003)	(2,300,932)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(198,770)	1,745,470	1,302,018	10,889,793

Net increase (decrease) in net assets resulting from operations	(383,209)	1,518,296	461,308	8,921,204

Contributions and (Withdrawals):
Payments received from policyowners	375,917	493,704	1,691,192	1,876,667
Policyowners’ surrenders	(1,233,642)	(727,503)	(7,241,688)	(7,805,634)
Policyowners’ annuity and death benefits	(6,995)	(25,715)	(239,555)	(376,674)
Net transfers from (to) Fixed Account	(352,763)	(733,233)	(1,527,609)	(1,119,438)
Transfers between Investment Divisions	211,058	1,008,745	(2,170,615)	(2,289,532)

Net contributions and (withdrawals)	(1,006,425)	15,998	(9,488,275)	(9,714,611)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(406)	—	(2,795)

Increase (decrease) in net assets	(1,389,634)	1,533,888	(9,026,967)	(796,202)
NET ASSETS:
Beginning of period	13,565,957	12,032,069	74,528,287	75,324,489

End of period	$12,176,323	$13,565,957	$65,501,320	$74,528,287

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

MainStay VP International Equity— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class		MainStay VP Moderate Allocation— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

$204,993	$241,176	$(87,569)	$(80,485)	$(57,880)	$(117,165)	$50,905	$97,281
(446,281)	(384,985)	320,631	307,030	(253,122)	(1,037,122)	(173,026)	(375,154)
—	—	—	—	—	—	36,297	—
(1,728,857)	550,642	(341,947)	623,759	(139,627)	3,573,230	(41,709)	1,767,713

(1,970,145)	406,833	(108,885)	850,304	(450,629)	2,418,943	(127,533)	1,489,840

349,218	434,714	199,822	236,211	473,031	407,487	824,222	511,533
(1,322,598)	(1,412,117)	(574,848)	(676,236)	(1,321,429)	(1,125,772)	(1,223,699)	(1,209,204)
(80,534)	(7,353)	(10,663)	(20,944)	(54,108)	(240,769)	(2,175)	(1,792)
(244,430)	(217,660)	(137,391)	(164,559)	(447,954)	(313,830)	(622,840)	(425,437)
(358,827)	(754,426)	225,904	41,899	(515,332)	(620,470)	739,644	1,540,926

(1,657,171)	(1,956,842)	(297,176)	(583,629)	(1,865,792)	(1,893,354)	(284,848)	416,026

—	(295)	—	(90)	—	(844)	—	(436)

(3,627,316)	(1,550,304)	(406,061)	266,585	(2,316,421)	524,745	(412,381)	1,905,430

12,732,866	14,283,170	6,642,423	6,375,838	12,927,261	12,402,516	15,743,165	13,837,735

$9,105,550	$12,732,866	$6,236,362	$6,642,423	$10,610,840	$12,927,261	$15,330,784	$15,743,165

MainStay VP U.S. Small Cap— Initial Class		Alger Small Cap Growth— Class I-2 Shares		BlackRock® Global Allocation V.I. Fund— Class III Shares	Calvert VP SRI Balanced Portfolio
2011	2010	2011	2010	2011(a)	2011	2010

$(19,274)	$(54,746)	$(106,694)	$(106,788)	$13,630	$(1,341)	$1,612
294,734	(681,145)	797,138	611,532	(5,680)	6,201	14,973
—	—	—	—	16,836	—	—

(460,261)	1,628,975	(1,003,670)	1,237,575	(50,442)	92,573	285,560

(184,801)	893,084	(313,226)	1,742,319	(25,656)	97,433	302,145

264,322	111,936	153,224	185,899	30,260	86,312	77,311
(423,009)	(406,612)	(773,073)	(929,306)	(58,860)	(305,664)	(391,476)
(7,553)	(142,897)	(19,276)	(1,944)	—	(1,248)	(352)
(95,931)	(95,696)	(163,776)	(97,494)	23,554	(22,901)	(60,457)
(262,948)	(148,350)	(307,597)	(608,221)	795,485	39,732	(42,719)

(525,119)	(681,619)	(1,110,498)	(1,451,066)	790,439	(203,769)	(417,693)

—	(214)	—	(598)	—	—	(120)

(709,920)	211,251	(1,423,724)	290,655	764,783	(106,336)	(115,668)

4,655,109	4,443,858	8,686,502	8,395,847	—	3,018,371	3,134,039

$3,945,189	$4,655,109	$7,262,778	$8,686,502	$764,783	$2,912,035	$3,018,371

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Dreyfus IP Technology Growth— Initial Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(6,460)	$(980)	$(33,849)	$(28,211)
Net realized gain (loss) on investments	111,381	(315,883)	455,080	175,596
Realized gain distribution received	163,302	—	—	—
Change in unrealized appreciation (depreciation) on investments	(378,070)	623,198	(589,591)	410,652

Net increase (decrease) in net assets resulting from operations	(109,847)	306,335	(168,360)	558,037

Contributions and (Withdrawals):
Payments received from policyowners	68,270	73,226	82,832	68,055
Policyowners’ surrenders	(210,396)	(215,444)	(274,819)	(164,805)
Policyowners’ annuity and death benefits	(7,179)	(11,564)	(1,156)	—
Net transfers from (to) Fixed Account	(16,997)	(2,496)	(175,433)	(37,871)
Transfers between Investment Divisions	(93,625)	18,065	459,111	(73,813)

Net contributions and (withdrawals)	(259,927)	(138,213)	90,535	(208,434)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(97)	—	35

Increase (decrease) in net assets	(369,774)	168,025	(77,825)	349,638
NET ASSETS:
Beginning of period	1,700,004	1,531,979	2,541,899	2,192,261

End of period	$1,330,230	$1,700,004	$2,464,074	$2,541,899

	Janus Aspen Worldwide Portfolio— Institutional Shares		MFS® Investors Trust Series— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(155,391)	$(151,394)	$(3,783)	$(846)
Net realized gain (loss) on investments	(1,834,011)	(2,445,862)	35,136	32,434
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,112,770)	5,551,952	(57,959)	57,365

Net increase (decrease) in net assets resulting from operations	(3,102,172)	2,954,696	(26,606)	88,953

Contributions and (Withdrawals):
Payments received from policyowners	552,049	600,283	24,405	58,712
Policyowners’ surrenders	(1,972,712)	(2,227,916)	(79,678)	(130,115)
Policyowners’ annuity and death benefits	(36,488)	(59,949)	(8,470)	(6,836)
Net transfers from (to) Fixed Account	(249,582)	(304,585)	(30,516)	(31,979)
Transfers between Investment Divisions	(818,641)	(604,089)	(68,288)	18,029

Net contributions and (withdrawals)	(2,525,374)	(2,596,256)	(162,547)	(92,189)

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(1,050)	—	(31)

Increase (decrease) in net assets	(5,627,546)	357,390	(189,153)	(3,267)
NET ASSETS:
Beginning of period	22,855,640	22,498,250	1,046,289	1,049,556

End of period	$17,228,094	$22,855,640	$857,136	$1,046,289

(a)	For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

Fidelity® VIP Contrafund®— Initial Class		Fidelity® VIP Equity-Income— Initial Class		Fidelity® VIP Mid Cap— Service Class 2		Janus Aspen Balanced Portfolio— Institutional Shares
2011	2010	2011	2010	2011	2010	2011	2010

$(164,107)	$(48,946)	$151,741	$70,853	$(141,377)	$(123,994)	$477,438	$687,437
1,154,631	(1,226,615)	(730,600)	(286,155)	(109,591)	(347,064)	1,067,256	610,609
—	20,854	—	—	18,019	34,612	2,276,002	—

(2,687,675)	8,227,518	549,155	2,168,461	(1,086,139)	2,998,321	(3,632,647)	1,784,741

(1,697,151)	6,972,811	(29,704)	1,953,159	(1,319,088)	2,561,875	188,049	3,082,787

1,214,713	1,145,498	462,662	574,804	516,370	426,231	1,077,268	1,213,218
(5,553,281)	(4,631,646)	(1,756,100)	(1,705,478)	(1,175,190)	(770,613)	(5,137,386)	(5,648,147)
(88,491)	(201,737)	(97,035)	(40,196)	(8,294)	(27,522)	(226,333)	(84,748)
(611,576)	(791,493)	(399,056)	(359,143)	(168,538)	(147,624)	(1,150,776)	(886,901)
(1,241,170)	(2,116,772)	(648,226)	(431,668)	(614,247)	290,176	223,865	62,436

(6,279,805)	(6,596,150)	(2,437,755)	(1,961,681)	(1,449,899)	(229,352)	(5,213,362)	(5,344,142)

—	(2,088)	—	(967)	—	(664)	—	(1,224)

(7,976,956)	374,573	(2,467,459)	(9,489)	(2,768,987)	2,331,859	(5,025,313)	(2,262,579)

50,163,097	49,788,524	15,787,340	15,796,829	12,096,375	9,764,516	45,591,369	47,853,948

$42,186,141	$50,163,097	$13,319,881	$15,787,340	$9,327,388	$12,096,375	$40,566,056	$45,591,369

MFS® Research Series— Initial Class		MFS® Utilities Series— Service Class		Neuberger Berman AMT Mid-Cap Growth Portfolio—Class S		PIMCO Real Return Portfolio— Advisor Class
2011	2010	2011	2010	2011	2010	2011	2010(a)

$(5,925)	$(5,071)	$356,652	$346,579	$(14,521)	$(11,254)	$8,200	$(1,273)
87,660	79,791	(353,542)	(285,449)	91,634	(61,577)	44,778	11,727
—	—	—	—	—	—	106,400	10,679

(96,878)	104,024	1,019,262	2,170,807	(101,838)	286,537	11,237	(12,128)

(15,143)	178,744	1,022,372	2,231,937	(24,725)	213,706	170,615	9,005

15,759	37,950	896,776	795,232	203,537	44,643	132,033	90,796
(122,180)	(184,894)	(2,118,186)	(1,940,304)	(188,831)	(76,169)	(470,790)	(25,055)
(6,473)	(9,740)	(119,539)	(44,781)	(342)	—	—	—
(27,281)	(8,061)	(731,470)	(460,077)	(30,858)	(7,404)	(102,679)	26,677
(67,157)	(25,611)	600,647	(333,017)	80,600	144,225	2,608,415	1,180,575

(207,332)	(190,356)	(1,471,772)	(1,982,947)	64,106	105,295	2,166,979	1,272,993

—	(54)	—	313	—	(38)	—	—

(222,475)	(11,666)	(449,400)	249,303	39,381	318,963	2,337,594	1,281,998

1,366,643	1,378,309	20,530,118	20,280,815	1,079,831	760,868	1,281,998	—

$1,144,168	$1,366,643	$20,080,718	$20,530,118	$1,119,212	$1,079,831	$3,619,592	$1,281,998

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Royce Micro-Cap Portfolio— Investment Class		Royce Small-Cap Portfolio— Investment Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$30,797	$15,941	$(23,412)	$(25,459)
Net realized gain (loss) on investments	(81,214)	(292,436)	19,083	(77,142)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(340,665)	912,821	(100,207)	494,064

Net increase (decrease) in net assets resulting from operations	(391,082)	636,326	(104,536)	391,463

Contributions and (Withdrawals):
Payments received from policyowners	108,622	116,739	101,158	132,196
Policyowners’ surrenders	(357,003)	(188,427)	(194,663)	(185,871)
Policyowners’ annuity and death benefits	—	(21,688)	—	(855)
Net transfers from (to) Fixed Account	(32,351)	(52,525)	(28,544)	(27,189)
Transfers between Investment Divisions	236,842	163,483	(13,411)	158,692

Net contributions and (withdrawals)	(43,890)	17,582	(135,460)	76,973

Increase/(decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(106)	—	(115)

Increase (decrease) in net assets	(434,972)	653,802	(239,996)	468,321
NET ASSETS:
Beginning of period	2,950,824	2,297,022	2,473,720	2,005,399

End of period	$2,515,852	$2,950,824	$2,233,724	$2,473,720

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-II

Tax-Qualified Policies

T. Rowe Price Equity Income Portfolio		UIF Emerging Markets Equity Portfolio—Class I		Van Eck VIP Global Hard Assets		Victory VIF Diversified Stock— Class A Shares
2011	2010	2011	2010	2011	2010	2011	2010

$53,889	$78,512	$(109,293)	$(88,632)	$(16,520)	$(165,759)	$(6,287)	$(5,652)
(267,326)	(503,180)	(939,995)	(488,706)	624,155	(185,008)	(73,950)	(116,253)
—	—	—	—	240,629	—	—	—
(40,229)	2,100,500	(1,477,842)	2,703,467	(4,203,414)	4,686,335	(3,638)	226,015

(253,666)	1,675,832	(2,527,130)	2,126,129	(3,355,150)	4,335,568	(83,875)	104,110

406,316	371,612	471,704	371,790	649,165	611,433	35,058	49,140
(1,931,671)	(1,548,215)	(1,124,059)	(1,251,872)	(1,832,613)	(1,683,089)	(106,785)	(68,646)
(44,023)	(57,972)	(9,031)	(69,567)	(14,900)	(19,171)	(2,868)	—
(153,034)	(140,489)	(186,198)	(119,196)	(422,359)	(313,716)	3,605	(42,131)
24,892	87,629	(1,192,029)	(346,335)	(289,987)	(596,804)	(25,490)	(54,009)

(1,697,520)	(1,287,435)	(2,039,613)	(1,415,180)	(1,910,694)	(2,001,347)	(96,480)	(115,646)

—	(833)	—	(370)	—	(1,355)	—	(26)

(1,951,186)	387,564	(4,566,743)	710,579	(5,265,844)	2,332,866	(180,355)	(11,562)

13,755,627	13,368,063	14,391,710	13,681,131	20,289,671	17,956,805	1,045,064	1,056,626

$11,804,441	$13,755,627	$9,824,967	$14,391,710	$15,023,827	$20,289,671	$864,709	$1,045,064

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements

NOTE 1—Organization and Accounting Policies:

N

YLIAC Variable Annuity Separate Account-I (“Separate Account-I”) and NYLIAC Variable Annuity Separate Account-II (“Separate Account-II”) were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the Alger Portfolios, the BlackRock Variable Series Funds, Inc. the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS® Variable Insurance TrustSM, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck VIP Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC (“New York Life Investments”), provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC (“MacKay Shields”), Madison Square Investors LLC (“Madison Square Investors”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”) and Winslow Capital Management Inc. (“Winslow Capital”), to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced—Service Class

MainStay VP Bond—Initial Class

MainStay VP Cash Management

MainStay VP Common Stock—Initial Class

MainStay VP Conservative Allocation—Service Class

MainStay VP Convertible—Initial Class

MainStay VP Flexible Bond Opportunities—Service Class

MainStay VP Floating Rate—Service Class

MainStay VP Government—Initial Class

MainStay VP Growth Allocation—Service Class

MainStay VP Growth Equity—Initial Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Large Cap Growth—Initial Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP Moderate Allocation—Service Class

MainStay VP Moderate Growth Allocation—Service Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP U.S. Small Cap—Initial Class

Alger Small Cap Growth—Class I-2 Shares1

BlackRock® Global Allocation V.I. Fund—Class III Shares

Calvert VP SRI Balanced Portfolio

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

Dreyfus IP Technology Growth—Initial Shares

Fidelity® VIP Contrafund®—Initial Class

Fidelity® VIP Equity-Income—Initial Class

Fidelity® VIP Mid Cap—Service Class 2

Janus Aspen Balanced Portfolio—Institutional Shares

Janus Aspen Worldwide Portfolio—Institutional Shares

MFS® Investors Trust Series—Initial Class

MFS® Research Series—Initial Class

MFS® Utilities Series—Service Class

Neuberger Berman AMT Mid-Cap Growth Portfolio—Class S

PIMCO Real Return Portfolio—Advisor Class

Royce Micro-Cap Portfolio—Investment Class

Royce Small-Cap Portfolio—Investment Class

T. Rowe Price Equity Income Portfolio

UIF Emerging Markets Equity Portfolio—Class I

Van Eck VIP Global Hard Assets

Victory VIF Diversified Stock—Class A Shares

[1]	New allocations to Alger Small Cap Growth—Class I-2 Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner’s instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The investment in the fund portfolios listed above are at net asset values (“NAV’s”), which is considered fair value per authoritative GAAP guidance on fair value measurements. The NAV’s are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)

NOTE 1—Organization and Accounting Policies:

On February 17, 2012, as a result of a restructuring of our investment divisions, some funds that were previously offered are no longer available as investment options to our policyholders and those funds are now closed to our policyholders (“Closed Funds”). The assets in those funds were transferred into new MainStay VP Portfolios (“Replacement Funds”). New York Life Investment Management is the Manager of the Replacement Funds. For most of the portfolios, the advisor of the Closed Fund is the sub-advisor of the corresponding Replacement Fund and will continue to provide day-to-day portfolio management services for our policyholders. The following is a listing of the Closed Funds (Column A) and the Replacement Funds (Column B).

Column A—Closed Funds	Column B—Replacement Funds
Van Eck VIP Global Hard Assets Fund	MainStay VP Van Eck Global Hard Assets Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Institutional Shares	MainStay VP Janus Balanced Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Service Shares	MainStay VP Janus Balanced Portfolio—Service Class
MFS® Utilities Series—Initial Class	MainStay VP MFS Utilities Portfolio—Initial Class
MFS® Utilities Series—Service Class	MainStay VP MFS Utilities Portfolio—Service Class
T. Rowe Price Equity Income Portfolio—I	MainStay VP T. Rowe Price Equity Income Portfolio—Initial Class
T. Rowe Price Equity Income Portfolio—II	MainStay VP T. Rowe Price Equity Income Portfolio—Service Class
PIMCO Real Return Portfolio—Advisor Class	MainStay VP PIMCO Real Return Portfolio—Service Class
Universal Institution Funds, Inc. (“UIF”) Emerging Markets Equity Portfolio—Class I	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Initial Class
UIF Emerging Markets Equity Portfolio—Class II	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Service Class
Alger Small Cap Growth Portfolio—Class I-2 Shares	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Alger Small Cap Growth Portfolio—Class S Shares	MainStay VP Eagle Small Cap Growth Portfolio—Service Class
Royce Small-Cap Portfolio—Investment Class	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Calvert VP SRI Balanced Portfolio	MainStay VP Janus Balanced Portfolio—Initial Class

Not all of the Closed Funds were offered in each policy impacted by the restructure. If the Closed Fund was not offered, then the corresponding Replacement Fund was not offered. In January, policyholders were sent letters along with supplements to their product prospectuses and fund prospectuses which describe the restructuring options available under their specific policies and detailed information regarding the Replacement Funds.

On February 17, 2012, any policyholder allocations that remained in the Closed Funds were redeemed. Those redemptions were used to purchase Accumulation Units in the corresponding Replacement Funds. After February 17, 2012, the Closed Funds are no longer available as investment options under the policies. For the 30 days following February 17th, policyholders may transfer all or a portion of their account value out of the Replacement Fund to another fund available through their policy without any charge or limitation.

(This page intentionally left blank)

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s):

A

t December 31, 2011, the investments of Separate Account-I and Separate Account-II are as follows:

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management

Separate Account-I (Non-Qualified Policies)
Number of shares	217	978	12,258
Identified cost	$2,353	$13,818	$12,258
Separate Account-II (Tax-Qualified Policies)
Number of shares	320	1,292	15,215
Identified cost	$3,465	$18,187	$15,215

	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class

Separate Account-I (Non-Qualified Policies)
Number of shares	1,506	6,379	1,948
Identified cost	$44,863	$58,399	$24,401
Separate Account-II (Tax-Qualified Policies)
Number of shares	2,457	6,546	2,944
Identified cost	$77,719	$60,461	$36,971

Investment activity for the year ended December 31, 2011 was as follows:

	MainStay VP Balanced— Service Class	MainStay VP Bond— Initial Class	MainStay VP Cash Management

Separate Account-I (Non-Qualified Policies)
Purchases	$129	$1,844	$10,399
Proceeds from sales	544	3,374	9,423
Separate Account-II (Tax-Qualified Policies)
Purchases	$386	$2,361	$8,091
Proceeds from sales	846	3,670	8,520

	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class

Separate Account-I (Non-Qualified Policies)
Purchases	$280	$6,248	$639
Proceeds from sales	5,852	13,651	4,121
Separate Account-II (Tax-Qualified Policies)
Purchases	$486	$6,523	$874
Proceeds from sales	8,218	10,602	5,752

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

NYLIAC Variable Annuity Separate Accounts-I and -II Non-Qualified and Tax-Qualified Policies

MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Initial Class	MainStay VP Flexible Bond Opportunities— Service Class(a)	MainStay VP Floating Rate— Service Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Service Class

1,293	613	755	36	486	1,137	254
$22,872	$6,365	$7,711	$344	$4,290	$13,076	$2,556

2,040	991	1,026	40	801	1,309	415
$37,887	$10,422	$10,702	$388	$7,230	$14,979	$3,811

MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Initial Class

2,322	640	231	609	636	718	1,655
$32,976	$9,374	$3,021	$5,648	$6,187	$7,162	$40,197

3,054	881	419	931	1,431	1,203	2,577
$45,067	$12,867	$5,294	$8,583	$14,297	$12,369	$63,833

MainStay VP Common Stock— Initial Class	MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Initial Class	MainStay VP Flexible Bond Opportunities— Service Class(a)	MainStay VP Floating Rate— Service Class	MainStay VP Government— Initial Class	MainStay VP Growth Allocation— Service Class

$552	$1,565	$1,252	$409	$1,240	$1,343	$139
4,445	2,256	2,516	63	1,481	3,345	533

$817	$2,949	$1,305	$461	$1,866	$1,359	$505
5,778	1,659	2,053	72	2,890	4,955	760

MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Initial Class

$1,609	$552	$859	$394	$1,076	$863	$949
5,432	1,268	852	1,617	1,753	1,210	6,413

$2,368	$671	$768	$614	$2,161	$934	$1,434
6,529	2,107	1,142	2,532	2,363	1,993	10,728

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares(a)

Separate Account-I (Non-Qualified Policies)
Number of shares	270	113	29
Identified cost	$1,987	$2,885	$423
Separate Account-II (Tax-Qualified Policies)
Number of shares	440	234	58
Identified cost	$3,209	$5,216	$815

	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class

Separate Account-I (Non-Qualified Policies)
Number of shares	375	26	29
Identified cost	$11,991	$513	$520
Separate Account-II (Tax-Qualified Policies)
Number of shares	667	44	61
Identified cost	$22,664	$852	$959

	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares(a)

Separate Account-I (Non-Qualified Policies)
Purchases	$150	$30	$463
Proceeds from sales	613	869	37
Separate Account-II (Tax-Qualified Policies)
Purchases	$397	$87	$924
Proceeds from sales	936	1,300	103

	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class

Separate Account-I (Non-Qualified Policies)
Purchases	$290	$45	$26
Proceeds from sales	1,929	65	121
Separate Account-II (Tax-Qualified Policies)
Purchases	$382	$48	$26
Proceeds from sales	3,078	194	239

(a) For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Institutional Shares

502	51	63	981	407	147	762
$899	$739	$798	$27,234	$9,334	$4,237	$18,879

1,665	91	206	1,833	713	326	1,524
$2,984	$1,409	$2,403	$49,279	$16,113	$9,363	$37,430

MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S	PIMCO Real Return Portfolio— Advisor Class	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I

413	26	197	161	120	325	484
$11,227	$594	$2,743	$1,504	$1,033	$7,227	$7,224

780	42	259	242	222	608	784
$20,949	$977	$3,620	$2,162	$1,912	$13,087	$11,558

Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Institutional Shares

$48	$205	$594	$725	$662	$349	$1,898
158	321	630	4,729	1,936	1,198	2,864

$211	$338	$1,334	$927	$991	$532	$4,050
416	442	1,277	7,376	3,279	2,106	6,540

MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S	PIMCO Real Return Portfolio— Advisor Class	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I

$1,157	$103	$2,477	$396	$136	$437	$379
1,952	259	563	514	290	1,333	1,710

$1,937	$478	$3,071	$545	$305	$846	$467
3,060	425	788	561	466	2,489	2,616

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	Van Eck VIP Global Hard Assets	Victory VIF Diversified Stock— Class A Shares

Separate Account-I (Non-Qualified Policies)
Number of shares	308	32
Identified cost	$9,748	$292
Separate Account-II (Tax-Qualified Policies)
Number of shares	489	96
Identified cost	$16,019	$890

	Van Eck VIP Global Hard Assets	Victory VIF Diversified Stock— Class A Shares

Separate Account-I (Non-Qualified Policies)
Purchases	$1,652	$13
Proceeds from sales	3,674	150
Separate Account-II (Tax-Qualified Policies)
Purchases	$2,444	$71
Proceeds from sales	4,160	174

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

N

YLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners’ surrenders in the accompanying statements of changes in net assets.

NYLIAC also deducts an annual policy service charge from the policy’s Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights Section. These charges are disclosed on the accompanying statement of operations.

NOTE 4—Distribution of Net Income:

S

eparate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s):

T

he changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class
	2011	2010	2011	2010

Separate Account-I (Non-Qualified Policies)
Units Issued	8	25	55	91
Units Redeemed	(44)	(67)	(148)	(170)

Net Increase (Decrease)	(36)	(42)	(93)	(79)

Separate Account-II (Tax-Qualified Policies)
Units Issued	30	25	68	129
Units Redeemed	(70)	(61)	(158)	(161)

Net Increase (Decrease)	(40)	(36)	(90)	(32)

	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class
	2011(a)	2011	2010

Separate Account-I (Non-Qualified Policies)
Units Issued	42	94	107
Units Redeemed	(7)	(127)	(124)

Net Increase (Decrease)	35	(33)	(17)

Separate Account-II (Tax-Qualified Policies)
Units Issued	46	139	290
Units Redeemed	(7)	(248)	(130)

Net Increase (Decrease)	39	(109)	160

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

NYLIAC Variable Annuity Separate Accounts-I and -II Non-Qualified and Tax-Qualified Policies

MainStay VP Cash Management		MainStay VP Common Stock— Initial Class		MainStay VP Conservative Allocation Service Class		MainStay VP Convertible— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

7,404	4,742	9	5	116	185	42	38
(6,604)	(7,470)	(152)	(167)	(180)	(165)	(99)	(88)

800	(2,728)	(143)	(162)	(64)	20	(57)	(50)

5,790	4,451	12	7	226	246	42	45
(5,954)	(8,979)	(192)	(225)	(132)	(148)	(79)	(99)

(164)	(4,528)	(180)	(218)	94	98	(37)	(54)

MainStay VP Government— Initial Class		MainStay VP Growth Allocation— Service Class		MainStay VP Growth Equity— Initial Class		MainStay VP High Yield Corporate Bond— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

38	67	12	24	5	12	82	89
(149)	(209)	(49)	(64)	(231)	(331)	(412)	(285)

(111)	(142)	(37)	(40)	(226)	(319)	(330)	(196)

35	126	48	42	12	11	86	74
(222)	(188)	(72)	(94)	(321)	(427)	(314)	(276)

(187)	(62)	(24)	(52)	(309)	(416)	(228)	(202)

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP ICAP Select Equity— Initial Class		MainStay VP Income Builder— Initial Class
	2011	2010	2011	2010

Separate Account-I (Non-Qualified Policies)
Units Issued	25	22	12	21
Units Redeemed	(282)	(395)	(191)	(255)

Net Increase (Decrease)	(257)	(373)	(179)	(234)

Separate Account-II (Tax-Qualified Policies)
Units Issued	28	39	27	17
Units Redeemed	(387)	(472)	(228)	(232)

Net Increase (Decrease)	(359)	(433)	(201)	(215)

	MainStay VP Moderate Growth Allocation— Service Class		MainStay VP S&P 500 Index— Initial Class
	2011	2010	2011	2010

Separate Account-I (Non-Qualified Policies)
Units Issued	71	105	9	15
Units Redeemed	(103)	(94)	(190)	(251)

Net Increase (Decrease)	(32)	11	(181)	(236)

Separate Account-II (Tax-Qualified Policies)
Units Issued	76	186	10	12
Units Redeemed	(170)	(183)	(319)	(365)

Net Increase (Decrease)	(94)	3	(309)	(353)

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

MainStay VP International Equity— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class		MainStay VP Moderate Allocation— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

15	16	56	30	21	27	83	111
(56)	(81)	(53)	(84)	(91)	(99)	(146)	(207)

(41)	(65)	3	(54)	(70)	(72)	(63)	(96)

17	21	50	37	34	28	169	302
(93)	(114)	(69)	(81)	(144)	(164)	(196)	(271)

(76)	(93)	(19)	(44)	(110)	(136)	(27)	31

MainStay VP U.S. Small Cap— Initial Class		Alger Small Cap Growth— Class I-2 Shares		BlackRock® Global Allocation V.I. Fund— Class III Shares	Calvert VP SRI Balanced Portfolio
2011	2010	2011	2010	2011(a)	2011	2010

10	18	2	9	48	1	4
(42)	(47)	(54)	(82)	(4)	(7)	(10)

(32)	(29)	(52)	(73)	44	(6)	(6)

27	21	8	10	97	9	5
(65)	(84)	(81)	(129)	(11)	(19)	(28)

(38)	(63)	(73)	(119)	86	(10)	(23)

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Dreyfus IP Technology Growth— Initial Shares
	2011	2010	2011	2010

Separate Account-I (Non-Qualified Policies)
Units Issued	9	20	49	20
Units Redeemed	(23)	(39)	(52)	(31)

Net Increase (Decrease)	(14)	(19)	(3)	(11)

Separate Account-II (Tax-Qualified Policies)
Units Issued	12	87	119	86
Units Redeemed	(32)	(102)	(105)	(109)

Net Increase (Decrease)	(20)	(15)	14	(23)

	Janus Aspen Worldwide Portfolio— Institutional Shares		MFS® Investors Trust Series— Initial Class
	2011	2010	2011	2010

Separate Account-I (Non-Qualified Policies)
Units Issued	15	11	3	1
Units Redeemed	(109)	(149)	(5)	(17)

Net Increase (Decrease)	(94)	(138)	(2)	(16)

Separate Account-II (Tax-Qualified Policies)
Units Issued	18	22	4	9
Units Redeemed	(171)	(190)	(16)	(21)

Net Increase (Decrease)	(153)	(168)	(12)	(12)

(a)	For the period May 1, 2010 (Commencement of Operations) through December 31, 2010.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Fidelity® VIP Contrafund®— Initial Class		Fidelity® VIP Equity-Income— Initial Class		Fidelity® VIP Mid Cap— Service Class 2		Janus Aspen Balanced Portfolio— Institutional Shares
2011	2010	2011	2010	2011	2010	2011	2010

19	21	24	7	17	32	10	28
(163)	(188)	(100)	(132)	(55)	(65)	(90)	(139)

(144)	(167)	(76)	(125)	(38)	(33)	(80)	(111)

20	18	36	31	27	65	27	31
(255)	(297)	(168)	(148)	(96)	(81)	(207)	(224)

(235)	(279)	(132)	(117)	(69)	(16)	(180)	(193)

MFS® Research Series— Initial Class		MFS® Utilities Series— Service Class		Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S		PIMCO Real Return Portfolio— Advisor Class
2011	2010	2011	2010	2011	2010	2011	2010(a)

2	2	38	18	7	22	216	82
(9)	(17)	(83)	(153)	(15)	(20)	(50)	(6)

(7)	(15)	(45)	(135)	(8)	2	166	76

1	4	62	53	30	23	266	152
(18)	(21)	(128)	(154)	(26)	(16)	(71)	(28)

(17)	(17)	(66)	(101)	4	7	195	124

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Royce Micro-Cap Portfolio— Investment Class		Royce Small-Cap Portfolio— Investment Class
	2011	2010	2011	2010

Separate Account-I (Non-Qualified Policies)
Units Issued	22	20	11	23
Units Redeemed	(31)	(18)	(21)	(27)

Net Increase (Decrease)	(9)	2	(10)	(4)

Separate Account-II (Tax-Qualified Policies)
Units Issued	30	41	23	35
Units Redeemed	(34)	(40)	(32)	(29)

Net Increase (Decrease)	(4)	1	(9)	6

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

T. Rowe Price Equity Income Portfolio		UIF Emerging Markets Equity Portfolio— Class I		Van Eck VIP Global Hard Assets		Victory VIF Diversified Stock— Class A Shares
2011	2010	2011	2010	2011	2010	2011	2010

22	11	16	27	35	37	1	2
(83)	(83)	(66)	(74)	(90)	(91)	(13)	(15)

(61)	(72)	(50)	(47)	(55)	(54)	(12)	(13)

44	59	19	52	48	55	6	10
(155)	(154)	(102)	(115)	(98)	(116)	(15)	(20)

(111)	(95)	(83)	(63)	(50)	(61)	(9)	(10)

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s):

T

he following table presents financial highlights for each Investment Division as of December 31, 2011, 2010, 2009, 2008 and 2007.

	MainStay VP Balanced— Service Class
	2011	2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$2,403	$2,729	$2,911	$3,193		$5,814
Units Outstanding	203	239	281	374		504
Variable Accumulation Unit Value	$11.72	$11.58	$10.35	$8.54		$11.55
Total Return	1.2%	11.9%	21.2%	(26.0%	)	1.2%
Investment Income Ratio	1.3%	1.2%	2.8%	—		1.9%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$3,509	$3,923	$3,885	$4,121		$7,342
Units Outstanding	299	339	375	482		636
Variable Accumulation Unit Value	$11.72	$11.58	$10.35	$8.54		$11.55
Total Return	1.2%	11.9%	21.2%	(26.0%	)	1.2%
Investment Income Ratio	1.3%	1.2%	2.8%	—		1.9%

	MainStay VP Common Stock— Initial Class
	2011	2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$20,681	$24,595	$26,124	$25,673		$50,558
Units Outstanding	752	895	1,057	1,254		1,551
Variable Accumulation Unit Value	$27.56	$27.49	$24.73	$20.47		$32.60
Total Return	0.3%	11.2%	20.8%	(37.2%	)	3.8%
Investment Income Ratio	1.4%	1.6%	2.1%	1.4%		1.2%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$32,652	$37,553	$39,106	$36,193		$69,699
Units Outstanding	1,186	1,366	1,584	1,768		2,135
Variable Accumulation Unit Value	$27.56	$27.49	$24.73	$20.47		$32.60
Total Return	0.3%	11.2%	20.8%	(37.2%	)	3.8%
Investment Income Ratio	1.5%	1.6%	2.1%	1.4%		1.2%

	MainStay VP Flexible Bond Opportunities— Service Class		MainStay VP Floating Rate— Service Class
	2011		2011	2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$343		$4,413	$4,772	$4,769	$2,959		$8,133
Units Outstanding	35		388	421	438	365		764
Variable Accumulation Unit Value	$9.76		$11.40	$11.33	$10.65	$8.09		$10.65
Total Return	(2.4%	)	0.6%	6.5%	31.5%	(24.0%	)	1.0%
Investment Income Ratio	8.4%		4.0%	3.8%	3.4%	5.2%		6.3%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$380		$7,300	$8,488	$6,274	$3,625		$7,617
Units Outstanding	39		640	749	589	448		715
Variable Accumulation Unit Value	$9.76		$11.40	$11.33	$10.65	$8.09		$10.65
Total Return	(2.4%	)	0.6%	6.5%	31.5%	(24.0%	)	1.0%
Investment Income Ratio	5.8%		4.0%	3.8%	3.4%	5.1%		6.3%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

MainStay VP Bond— Initial Class						MainStay VP Cash Management
2011	2010	2009	2008		2007	2011	2010		2009		2008		2007

$14,636	$15,792	$16,463	$16,721		$19,942	$12,219	$11,244		$15,141		$25,777		$17,455
642	735	814	879		1,074	8,756	7,956		10,684		17,809		12,112
$22.80	$21.54	$20.23	$19.02		$18.57	$1.40	$1.42		$1.44		$1.46		$1.44
5.9%	6.5%	6.4%	2.4%		5.1%	(1.3%)	(1.3%	)	(1.2%	)	0.9%		3.5%
3.1%	3.1%	4.7%	4.0%		3.5%	0.0%	0.0%		0.0%		2.1%		4.7%

$19,337	$20,208	$19,634	$20,052		$22,841	$15,162	$15,613		$22,355		$31,702		$22,380
848	938	970	1,055		1,230	10,867	11,031		15,559		22,009		15,515
$22.80	$21.54	$20.23	$19.02		$18.57	$1.40	$1.42		$1.44		$1.46		$1.44
5.9%	6.5%	6.4%	2.4%		5.1%	(1.3%)	(1.3%	)	(1.2%	)	0.9%		3.5%
3.2%	3.2%	4.6%	4.1%		3.5%	0.0%	0.0%		0.0%		2.1%		4.7%

MainStay VP Conservative Allocation— Service Class						MainStay VP Convertible— Initial Class
2011	2010	2009	2008		2007	2011	2010		2009		2008		2007

$6,911	$7,580	$6,661	$6,358		$6,440	$8,425	$10,325		$10,046		$7,622		$14,516
570	634	614	706		578	357	414		464		513		632
$12.12	$11.96	$10.85	$9.01		$11.22	$23.46	$24.96		$21.45		$14.88		$22.98
1.3%	10.3%	20.4%	(19.7%	)	5.8%	(6.0%)	16.3%		44.2%		(35.3%	)	13.4%
2.0%	2.3%	2.9%	0.0%		3.7%	2.2%	2.8%		2.2%		2.1%		2.1%

$11,181	$9,912	$7,931	$6,121		$5,133	$11,371	$13,008		$12,395		$8,744		$15,694
925	831	733	681		459	486	523		577		589		684
$12.09	$11.93	$10.82	$8.99		$11.19	$23.40	$24.89		$21.39		$14.84		$22.92
1.3%	10.3%	20.4%	(19.7%	)	5.8%	(6.0%)	16.3%		44.2%		(35.3%	)	13.4%
2.1%	2.4%	3.1%	0.0%		3.5%	2.3%	2.8%		2.2%		2.0%		2.2%

MainStay VP Government— Initial Class						MainStay VP Growth Allocation— Service Class
2011	2010	2009	2008		2007	2011	2010		2009		2008		2007

$13,333	$15,107	$17,425	$21,921		$19,211	$2,397	$2,885		$2,769		$2,515		$4,397
600	711	853	1,076		1,022	240	277		317		345		370
$22.24	$21.26	$20.44	$20.38		$18.80	$9.98	$10.41		$9.19		$7.29		$11.87
4.6%	4.0%	0.3%	8.4%		5.3%	(4.1%)	13.3%		26.1%		(38.6%	)	8.7%
3.2%	3.0%	3.4%	3.0%		4.6%	0.6%	1.0%		2.1%		0.5%		1.1%

$15,368	$18,601	$19,222	$22,516		$19,466	$3,921	$4,340		$4,240		$3,690		$5,371
691	878	940	1,105		1,035	389	413		465		502		448
$22.24	$21.26	$20.44	$20.38		$18.80	$10.07	$10.50		$9.27		$7.36		$11.97
4.6%	4.0%	0.3%	8.4%		5.3%	(4.1%)	13.3%		26.1%		(38.6%	)	8.7%
3.1%	3.1%	3.5%	3.1%		4.7%	0.7%	0.9%		2.1%		0.5%		1.1%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Growth Equity— Initial Class
	2011		2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$36,384		$42,555	$45,099	$40,225		$82,778
Units Outstanding	1,614		1,840	2,159	2,553		3,168
Variable Accumulation Unit Value	$22.52		$23.14	$20.89	$15.77		$26.14
Total Return	(2.6%	)	10.8%	32.5%	(39.7%	)	10.9%
Investment Income Ratio	0.5%		0.5%	0.6%	0.5%		0.1%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$59,298		$68,085	$70,148	$59,445		$116,975
Units Outstanding	2,633		2,942	3,358	3,774		4,474
Variable Accumulation Unit Value	$22.52		$23.14	$20.89	$15.77		$26.14
Total Return	(2.6%	)	10.8%	32.5%	(39.7%	)	10.9%
Investment Income Ratio	0.5%		0.5%	0.6%	0.5%		0.1%

	MainStay VP Income Builder— Initial Class
	2011		2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$32,930		$36,596	$37,725	$37,231		$65,985
Units Outstanding	1,233		1,412	1,646	1,979		2,532
Variable Accumulation Unit Value	$26.71		$25.99	$22.94	$18.81		$26.08
Total Return	2.8%		13.3%	21.9%	(27.9%	)	6.1%
Investment Income Ratio	3.8%		3.0%	3.5%	3.1%		2.1%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$43,305		$47,346	$46,725	$43,533		$75,472
Units Outstanding	1,621		1,822	2,037	2,315		2,895
Variable Accumulation Unit Value	$26.71		$25.99	$22.94	$18.81		$26.08
Total Return	2.8%		13.3%	21.9%	(27.9%	)	6.1%
Investment Income Ratio	3.8%		3.1%	3.6%	3.1%		2.2%

	MainStay VP Mid Cap Core— Initial Class
	2011		2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$6,921		$8,411	$7,878	$3,186		$7,296
Units Outstanding	435		505	577	316		411
Variable Accumulation Unit Value	$15.95		$16.66	$13.65	$10.10		$17.71
Total Return	(4.2%	)	22.0%	35.2%	(43.0%	)	3.7%
Investment Income Ratio	0.8%		0.3%	0.5%	0.3%		0.4%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$10,611		$12,927	$12,403	$4,626		$10,457
Units Outstanding	664		774	910	458		590
Variable Accumulation Unit Value	$15.98		$16.69	$13.67	$10.12		$17.74
Total Return	(4.2%	)	22.0%	35.2%	(43.0%	)	3.7%
Investment Income Ratio	0.8%		0.3%	0.5%	0.3%		0.4%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

MainStay VP High Yield Corporate Bond— Initial Class							MainStay VP ICAP Select Equity— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$60,738		$68,004	$66,530	$51,777		$96,063	$23,684		$27,757	$28,265	$21,855		$8,695
1,882		2,212	2,408	2,640		3,670	1,781		2,038	2,411	2,381		583
$32.25		$30.75	$27.64	$19.61		$26.18	$13.30		$13.67	$11.73	$9.18		$14.90
4.9%		11.2%	41.0%	(25.1%	)	1.0%	(2.7%	)	16.6%	27.7%	(38.4%	)	5.5%
6.0%		5.8%	7.7%	8.3%		6.2%	1.4%		0.8%	1.8%	0.7%		0.7%

$62,280		$66,369	$65,285	$49,095		$85,676	$35,774		$41,736	$40,846	$29,350		$11,298
1,934		2,162	2,364	2,507		3,279	2,654		3,013	3,446	3,156		746
$32.21		$30.71	$27.61	$19.59		$26.15	$13.48		$13.86	$11.88	$9.30		$15.10
4.9%		11.2%	41.0%	(25.1%	)	1.0%	(2.7%	)	16.6%	27.7%	(38.4%	)	5.5%
6.2%		5.8%	7.8%	8.5%		6.3%	1.4%		0.8%	1.8%	0.7%		0.6%

MainStay VP International Equity— Initial Class							MainStay VP Large Cap Growth— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$6,640		$8,886	$10,001	$10,440		$18,741	$3,425		$3,432	$3,731	$2,531		$4,520
353		394	459	564		743	228		225	279	262		283
$18.72		$22.58	$21.81	$18.51		$25.23	$15.08		$15.32	$13.36	$9.67		$16.00
(17.1%	)	3.5%	17.8%	(26.6%	)	3.6%	(1.6%	)	14.7%	38.2%	(39.6%	)	19.8%
3.2%		3.2%	6.9%	1.4%		0.7%	—		—	—	0.1%		—

$9,106		$12,733	$14,283	$14,018		$23,008	$6,236		$6,642	$6,376	$4,753		$7,723
487		563	656	757		912	411		430	474	488		478
$18.72		$22.59	$21.82	$18.52		$25.24	$15.22		$15.45	$13.48	$9.75		$16.14
(17.1%	)	3.5%	17.8%	(26.6%	)	3.6%	(1.6%	)	14.7%	38.2%	(39.6%	)	19.8%
3.1%		3.2%	7.1%	1.4%		0.7%	—		—	—	0.1%		—

MainStay VP Moderate Allocation— Service Class							MainStay VP Moderate Growth Allocation— Service Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$6,813		$7,579	$7,800	$5,865		$6,858	$7,269		$7,832	$6,833	$5,968		$8,696
595		658	754	694		596	674		706	695	766		735
$11.45		$11.52	$10.35	$8.45		$11.48	$10.79		$11.09	$9.85	$7.79		$11.72
(0.6%	)	11.4%	22.4%	(26.3%	)	7.1%	(2.7%	)	12.6%	26.4%	(33.5%	)	7.7%
1.6%		1.9%	2.7%	0.2%		2.6%	1.0%		1.4%	2.6%	0.4%		2.0%

$15,331		$15,743	$13,838	$10,334		$12,194	$12,176		$13,566	$12,032	$9,867		$12,672
1,330		1,357	1,326	1,214		1,055	1,112		1,206	1,203	1,246		1,065
$11.53		$11.60	$10.42	$8.51		$11.56	$10.95		$11.26	$10.00	$7.91		$11.89
(0.6%	)	11.4%	22.4%	(26.3%	)	7.1%	(2.7%	)	12.6%	26.4%	(33.5%	)	7.7%
1.6%		2.0%	2.7%	0.2%		2.6%	0.9%		1.4%	2.7%	0.4%		1.8%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP S&P 500 Index— Initial Class
	2011	2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$42,070	$47,325	$48,165	$46,819		$94,709
Units Outstanding	1,373	1,554	1,790	2,167		2,726
Variable Accumulation Unit Value	$30.65	$30.49	$26.92	$21.60		$34.75
Total Return	0.5%	13.2%	24.6%	(37.8%	)	3.9%
Investment Income Ratio	1.7%	1.8%	2.8%	2.2%		1.5%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$65,501	$74,528	$75,324	$68,453		$132,741
Units Outstanding	2,137	2,446	2,799	3,169		3,820
Variable Accumulation Unit Value	$30.65	$30.49	$26.92	$21.60		$34.75
Total Return	0.5%	13.2%	24.6%	(37.8%	)	3.9%
Investment Income Ratio	1.7%	1.8%	2.8%	2.2%		1.5%

	BlackRock® Global Allocation V.I. Fund— Class III Shares		Calvert VP SRI Balanced Portfolio
	2011		2011	2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$392		$879	$936	$978	$994		$1,835
Units Outstanding	44		43	49	55	69		87
Variable Accumulation Unit Value	$8.94		$20.22	$19.59	$17.71	$14.32		$21.12
Total Return	(10.6%	)	3.2%	10.7%	23.7%	(32.2%	)	1.4%
Investment Income Ratio	5.6%		1.3%	1.4%	2.0%	2.2%		2.2%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$765		$2,912	$3,018	$3,134	$2,731		$4,528
Units Outstanding	86		144	154	177	191		214
Variable Accumulation Unit Value	$8.94		$20.25	$19.62	$17.73	$14.34		$21.15
Total Return	(10.6%	)	3.2%	10.7%	23.7%	(32.2%	)	1.4%
Investment Income Ratio	6.4%		1.3%	1.4%	2.1%	2.4%		2.2%

	Fidelity® VIP Contrafund®— Initial Class
	2011		2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$22,622		$27,393	$27,629	$25,342		$54,736
Units Outstanding	857		1,001	1,168	1,436		1,758
Variable Accumulation Unit Value	$26.35		$27.38	$23.67	$17.67		$31.14
Total Return	(3.8%	)	15.7%	34.0%	(43.3%	)	16.1%
Investment Income Ratio	1.0%		1.2%	1.3%	0.9%		0.9%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$42,186		$50,163	$49,789	$42,195		$86,830
Units Outstanding	1,633		1,868	2,147	2,435		2,842
Variable Accumulation Unit Value	$25.84		$26.86	$23.21	$17.33		$30.54
Total Return	(3.8%	)	15.7%	34.0%	(43.3%	)	16.1%
Investment Income Ratio	1.0%		1.2%	1.4%	0.9%		0.9%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

MainStay VP U.S. Small Cap— Initial Class								Alger Small Cap Growth— Class I-2 Shares
2011		2010	2009	2008		2007		2011		2010	2009	2008		2007

$2,436		$2,984	$2,743	$879		$2,508		$3,502		$4,411	$4,453	$3,969		$10,043
178		210	239	106		158		247		299	372	476		635
$13.62		$14.18	$11.49	$8.26		$15.85		$14.14		$14.80	$11.97	$8.33		$15.81
(4.0%	)	23.4%	39.2%	(47.9%	)	34.3%		(4.4%	)	23.7%	43.6%	(47.3%	)	15.7%
0.9%		0.1%	—	—		—		—		—	—	—		—

$3,945		$4,655	$4,444	$1,693		$3,749		$7,263		$8,687	$8,396	$6,450		$15,050
289		327	390	205		234		514		587	706	774		956
$13.65		$14.21	$11.52	$8.27		$15.88		$14.14		$14.80	$11.96	$8.33		$15.80
(4.0%	)	23.4%	39.2%	(47.9%	)	34.3%		(4.4%	)	23.7%	43.6%	(47.3%	)	15.7%
0.9%		0.1%	—	—		—		—		—	—	—		—

Columbia Variable Portfolio— Small Cap Value Fund— Class 2								Dreyfus IP Technology Growth— Initial Shares
2011		2010	2009	2008		2007		2011		2010	2009	2008		2007

$758		$996	$1,009	$1,034		$1,717		$759		$877	$786	$445		$1,145
59		73	92	117		138		68		71	82	72		108
$12.62		$13.62	$10.91	$8.84		$12.47		$11.19		$12.29	$9.58	$6.16		$10.61
(7.3%	)	24.8%	23.4%	(29.1%	)	(3.8%	)	(9.0%	)	28.3%	55.6%	(41.9%	)	13.2%
0.8%		1.1%	0.9%	0.4%		0.3%		—		—	0.4%	—		—

$1,330		$1,700	$1,532	$1,302		$2,216		$2,464		$2,542	$2,192	$1,133		$2,290
105		125	140	147		178		227		213	236	190		223
$12.62		$13.62	$10.91	$8.84		$12.47		$10.86		$11.93	$9.30	$5.98		$10.29
(7.3%	)	24.8%	23.4%	(29.1%	)	(3.8%	)	(9.0%	)	28.3%	55.6%	(41.9%	)	13.2%
0.9%		1.2%	0.9%	0.4%		0.3%		—		—	0.4%	—		—

Fidelity® VIP Equity-Income— Initial Class								Fidelity® VIP Mid Cap— Service Class 2
2011		2010	2009	2008		2007		2011		2010	2009	2008		2007

$7,665		$9,021	$9,965	$10,150		$22,752		$4,207		$5,589	$4,956	$4,155		$8,967
413		489	614	802		1,018		225		263	296	343		441
$18.42		$18.48	$16.26	$12.65		$22.35		$18.69		$21.24	$16.73	$12.13		$20.35
(0.3%	)	13.7%	28.5%	(43.4%	)	0.2%		(12.0%	)	26.9%	37.9%	(40.4%	)	13.8%
2.3%		1.7%	2.2%	2.3%		1.7%		0.0%		0.1%	0.5%	0.2%		0.5%

$13,320		$15,787	$15,797	$13,947		$30,288		$9,327		$12,096	$9,765	$7,826		$15,309
729		861	978	1,111		1,365		491		560	576	634		740
$18.29		$18.35	$16.14	$12.56		$22.19		$19.01		$21.60	$17.02	$12.34		$20.70
(0.3%	)	13.7%	28.5%	(43.4%	)	0.2%		(12.0%	)	26.9%	37.9%	(40.4%	)	13.8%
2.3%		1.8%	2.3%	2.3%		1.7%		0.0%		0.1%	0.5%	0.2%		0.5%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Janus Aspen Balanced Portfolio— Institutional Shares
	2011		2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$20,289		$22,563	$24,038	$23,033		$34,086
Units Outstanding	704		784	895	1,065		1,310
Variable Accumulation Unit Value	$28.84		$28.74	$26.87	$21.62		$26.03
Total Return	0.3%		7.0%	24.3%	(16.9%	)	9.1%
Investment Income Ratio	2.4%		2.8%	3.0%	2.6%		2.5%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$40,566		$45,591	$47,854	$43,068		$61,201
Units Outstanding	1,403		1,583	1,776	1,987		2,342
Variable Accumulation Unit Value	$28.92		$28.82	$26.94	$21.68		$26.10
Total Return	0.3%		7.0%	24.3%	(16.9%	)	9.1%
Investment Income Ratio	2.4%		2.8%	3.0%	2.6%		2.5%

	MFS® Research Series— Initial Class
	2011		2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$544		$642	$716	$667		$1,555
Units Outstanding	45		52	67	80		118
Variable Accumulation Unit Value	$12.04		$12.25	$10.71	$8.31		$13.17
Total Return	(1.7%	)	14.4%	28.9%	(36.9%	)	11.7%
Investment Income Ratio	0.8%		0.9%	1.5%	0.6%		0.7%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$1,144		$1,367	$1,378	$1,276		$2,358
Units Outstanding	96		113	130	155		181
Variable Accumulation Unit Value	$11.88		$12.09	$10.57	$8.20		$13.01
Total Return	(1.7%	)	14.4%	28.9%	(36.9%	)	11.7%
Investment Income Ratio	0.8%		0.9%	1.5%	0.5%		0.7%

	Royce Micro-Cap Portfolio— Investment Class
	2011		2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$1,687		$2,080	$1,589	$1,200		$2,403
Units Outstanding	117		126	124	146		164
Variable Accumulation Unit Value	$14.32		$16.50	$12.86	$8.25		$14.73
Total Return	(13.2%	)	28.3%	56.0%	(44.0%	)	2.6%
Investment Income Ratio	2.4%		2.0%	—	2.6%		1.6%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$2,516		$2,951	$2,297	$1,389		$2,783
Units Outstanding	175		179	178	168		189
Variable Accumulation Unit Value	$14.35		$16.54	$12.90	$8.27		$14.76
Total Return	(13.2%	)	28.3%	56.0%	(44.0%	)	2.6%
Investment Income Ratio	2.4%		2.0%	—	2.5%		1.5%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Janus Aspen Worldwide Portfolio— Institutional Shares							MFS® Investors Trust Series— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$9,686		$12,977	$13,411	$11,536		$26,284	$504		$540	$652	$603		$1,101
663		757	895	1,045		1,301	48		50	66	76		92
$14.60		$17.15	$15.00	$11.03		$20.20	$10.47		$10.84	$9.89	$7.89		$11.95
(14.9%	)	14.3%	35.9%	(45.4%	)	8.2%	(3.4%	)	9.7%	25.3%	(33.9%	)	8.8%
0.6%		0.6%	1.4%	1.2%		0.7%	0.9%		1.3%	1.7%	0.9%		0.8%

$17,228		$22,856	$22,498	$18,623		$40,184	$857		$1,046	$1,050	$900		$1,572
1,178		1,331	1,499	1,684		1,986	80		92	104	111		128
$14.63		$17.18	$15.03	$11.06		$20.24	$10.76		$11.14	$10.16	$8.11		$12.28
(14.9%	)	14.3%	35.9%	(45.4%	)	8.2%	(3.4%	)	9.7%	25.3%	(33.9%	)	8.8%
0.6%		0.6%	1.4%	1.2%		0.7%	0.9%		1.2%	1.7%	0.8%		0.8%

MFS® Utilities Series— Service Class						Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S							PIMCO Real Return Portfolio— Advisor Class
2011	2010	2009	2008		2007	2011		2010	2009	2008		2007	2011	2010

$10,632	$11,054	$12,418	$11,515		$22,592	$699		$849	$636	$591		$1,214	$2,746	$829
476	521	656	797		959	43		51	49	59		68	242	76
$22.32	$21.23	$18.95	$14.45		$23.53	$16.32		$16.49	$12.97	$10.01		$17.95	$11.35	$10.31
5.1%	12.0%	31.2%	(38.6%	)	25.9%	(1.0%	)	27.1%	29.6%	(44.2%	)	20.6%	10.1%	3.1%
3.0%	3.1%	4.9%	1.4%		0.7%	—		—	—	—		—	1.7%	1.1%

$20,081	$20,530	$20,281	$17,458		$31,995	$1,119		$1,080	$761	$637		$1,241	$3,620	$1,282
876	942	1,043	1,177		1,323	72		68	61	67		72	319	124
$22.92	$21.80	$19.45	$14.83		$24.16	$15.56		$15.72	$12.37	$9.54		$17.11	$11.35	$10.31
5.1%	12.0%	31.2%	(38.6%	)	25.9%	(1.0%	)	27.1%	29.6%	(44.2%	)	20.6%	10.1%	3.1%
3.0%	3.1%	4.7%	1.3%		0.8%	—		—	—	—		—	1.7%	1.1%

Royce Small-Cap Portfolio— Investment Class								T. Rowe Price Equity Income Portfolio
2011		2010	2009	2008		2007		2011		2010	2009	2008		2007

$1,202		$1,397	$1,224	$955		$1,378		$6,303		$7,382	$7,469	$7,380		$15,721
95		105	109	114		118		424		485	557	682		917
$12.71		$13.31	$11.19	$8.38		$11.66		$14.92		$15.23	$13.41	$10.82		$17.16
(4.5%	)	19.0%	33.5%	(28.1%	)	(3.4%	)	(2.0%	)	13.5%	24.0%	(36.9%	)	1.9%
0.3%		0.1%	—	0.6%		—		1.7%		1.9%	2.0%	2.3%		1.7%

$2,234		$2,474	$2,005	$1,594		$1,761		$11,804		$13,756	$13,368	$12,248		$23,936
166		175	169	178		142		785		896	991	1,124		1,385
$13.49		$14.13	$11.88	$8.90		$12.38		$15.04		$15.35	$13.52	$10.90		$17.29
(4.5%	)	19.0%	33.5%	(28.1%	)	(3.4%	)	(2.0%	)	13.5%	24.0%	(36.9%	)	1.9%
0.3%		0.1%	—	0.7%		—		1.7%		1.9%	2.0%	2.3%		1.7%

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	UIF Emerging Markets Equity Portfolio— Class I
	2011		2010	2009	2008		2007

Separate Account-I (Non-Qualified Policies)
Net Assets	$6,078		$8,861	$8,655	$5,806		$17,364
Units Outstanding	283		333	380	430		551
Variable Accumulation Unit Value	$21.45		$26.57	$22.61	$13.49		$31.50
Total Return	(19.3%	)	17.5%	67.7%	(57.2%	)	38.6%
Investment Income Ratio	0.4%		0.4%	—	—		0.4%
Separate Account-II (Tax-Qualified Policies)
Net Assets	$9,825		$14,392	$13,681	$8,475		$22,759
Units Outstanding	455		538	601	624		716
Variable Accumulation Unit Value	$21.61		$26.77	$22.78	$13.59		$31.74
Total Return	(19.3%	)	17.5%	67.7%	(57.2%	)	38.6%
Investment Income Ratio	0.4%		0.6%	—	—		0.4%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

NYLIAC Variable Annuity Separate Accounts-I and -II

Non-Qualified and Tax-Qualified Policies

Van Eck VIP Global Hard Assets							Victory VIF Diversified Stock— Class A Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$9,459		$13,793	$12,531	$8,710		$18,894	$290		$455	$555	$550		$1,230
274		329	383	412		475	26		38	51	64		87
$34.55		$41.90	$32.84	$21.12		$39.72	$11.05		$12.02	$10.84	$8.64		$14.09
(17.5%	)	27.6%	55.5%	(46.8%	)	43.5%	(8.0%	)	10.9%	25.4%	(38.7%	)	8.5%
1.2%		0.6%	0.3%	0.3%		0.1%	0.6%		0.7%	0.8%	0.8%		0.7%

$15,024		$20,290	$17,957	$11,971		$24,113	$865		$1,045	$1,057	$1,057		$1,588
428		478	539	558		597	76		85	95	119		110
$35.10		$42.56	$33.36	$21.45		$40.34	$11.36		$12.35	$11.14	$8.88		$14.48
(17.5%	)	27.6%	55.5%	(46.8%	)	43.5%	(8.0%	)	10.9%	25.4%	(38.7%	)	8.5%
1.2%		0.4%	0.3%	0.3%		0.1%	0.7%		0.7%	0.8%	0.8%		0.6%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation

and the Variable Annuity Separate Accounts-I and -II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-II as of December 31, 2011, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the custodian at December 31, 2011, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 17, 2012

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